UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6337

                              ACCESSOR FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                   ----------

                             J. Anthony Whatley III
                          1420 Fifth Avenue, Suite 3600
                            Seattle, Washington 98101
                     (Name and address of agent for service)

                                   ----------

           Copies of all communications, including all communications sent to the agent for service, should be sent to:

                                Timothy W. Levin
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921
                     (Name and address of agent for service)

                                   ----------

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   ----------

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 206-224-7420

                      DATE OF FISCAL YEAR END: DECEMBER 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (99.4%)
     AEROSPACE & DEFENSE (5.2%)
     Boeing                                                                               24,300        $ 1,807,191
     Honeywell International                                                              18,900          1,066,338
     L-3 Communications Holdings - Class 3                                                 9,200          1,005,928
     Lockheed Martin                                                                      22,000          2,184,600
     United Technologies                                                                  11,600            798,312
                                                                                                        -----------
                                                                                                          6,862,369
     AIR FREIGHT & LOGISTICS (0.9%)
     CH Robinson Worldwide                                                                22,800          1,240,320
                                                                                                        -----------

     BEVERAGES (2.3%)
     Constellation Brands - Class A *                                                     46,400            819,888
     PepsiCo                                                                              29,900          2,158,780
                                                                                                        -----------
                                                                                                          2,978,668
     BIOTECHNOLOGY (2.3%)
     Amgen *                                                                              21,700            906,626
     Biogen Idec *                                                                        14,700            906,843
     Celgene *                                                                            20,100          1,231,929
                                                                                                        -----------
                                                                                                          3,045,398
     CAPITAL MARKETS (0.8%)
     Federated Investors - Class B                                                        26,900          1,053,404
                                                                                                        -----------

     CHEMICALS (2.1%)
     Eastman Chemical                                                                     20,000          1,249,000
     Monsanto                                                                              8,800            981,200
     Sigma-Aldrich                                                                         9,200            548,780
                                                                                                        -----------
                                                                                                          2,778,980
     COMMERCIAL SERVICES & SUPPLIES (0.5%)
     Robert Half International                                                            26,000            669,240
                                                                                                        -----------

     COMMUNICATIONS EQUIPMENT (3.2%)
     Cisco Systems *                                                                     118,800          2,861,892
     JDS Uniphase *                                                                       96,200          1,288,118
                                                                                                        -----------
                                                                                                          4,150,010
     COMPUTERS & PERIPHERALS (7.1%)
     Apple Computer *                                                                     22,100          3,171,350
     Hewlett-Packard                                                                      63,600          2,903,976
     International Business Machines                                                      22,000          2,533,080
     Lexmark International - Class A *                                                    22,300            685,056
                                                                                                        -----------
                                                                                                          9,293,462
     CONSTRUCTION MATERIALS (0.3%)
     Vulcan Materials                                                                      6,100            405,040
                                                                                                        -----------

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     CONSUMER FINANCE (0.4%)
     Discover Financial Services                                                          32,700        $   535,299
                                                                                                        -----------

     DIVERSIFIED FINANCIAL SERVICES (1.9%)
     CME Group - Class A                                                                   1,800            844,380
     IntercontinentalExchange *                                                           12,800          1,670,400
                                                                                                        -----------
                                                                                                          2,514,780
     ENERGY EQUIPMENT & SERVICES (4.2%)
     ENSCO International                                                                  28,900          1,809,718
     Hallibutron                                                                          37,700          1,482,741
     Schlumberger                                                                         25,800          2,244,600
                                                                                                        -----------
                                                                                                          5,537,059
     FOOD & STAPLES RETAILING (0.7%)
     Costco Wholesale                                                                     14,600            948,562
                                                                                                        -----------

     FOOD PRODUCTS (1.5%)
     General Mills                                                                        32,200          1,928,136
                                                                                                        -----------

     HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
     Baxter International                                                                 32,900          1,902,278
     Medtronic                                                                            39,900          1,929,963
                                                                                                        -----------
                                                                                                          3,832,241
     HEALTH CARE PROVIDERS & SERVICES (0.7%)
     IMS Health                                                                           43,900            922,339
                                                                                                        -----------

     HOTELS, RESTAURANTS & LEISURE (2.6%)
     International Game Technology                                                        23,300            936,893
     McDonald's                                                                           26,200          1,461,174
     Yum! Brands                                                                          28,000          1,041,880
                                                                                                        -----------
                                                                                                          3,439,947
     HOUSEHOLD PRODUCTS (4.0%)
     Colgate-Palmolive                                                                    15,500          1,207,605
     Procter & Gamble                                                                     58,900          4,127,123
                                                                                                        -----------
                                                                                                          5,334,728
     INSURANCE (2.0%)
     Aflac                                                                                21,100          1,370,445
     Safeco                                                                               19,800            868,824
     Torchmark                                                                             7,600            456,836
                                                                                                        -----------
                                                                                                          2,696,105
     INTERNET & CATALOG RETAIL (0.5%)
     Amazon.Com *                                                                          9,800            698,740
                                                                                                        -----------

     INTERNET SOFTWARE & SERVICES (2.8%)
     eBay *                                                                               59,000          1,760,560

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     INTERNET SOFTWARE & SERVICES - CONTINUED
     Google - Class A *                                                                    4,500        $ 1,982,115
                                                                                                        -----------
                                                                                                          3,742,675
     IT SERVICES (0.5%)
     Total System Services                                                                28,700            679,042
                                                                                                        -----------

     LIFE SCIENCES TOOLS & SERVICES (2.8%)
     Applera                                                                              63,000          2,070,180
     Thermo Fisher Scientific *                                                           27,900          1,585,836
                                                                                                        -----------
                                                                                                          3,656,016
     MACHINERY (1.4%)
     Caterpillar                                                                          14,000          1,096,060
     Manitowoc                                                                            13,400            546,720
     Parker Hannifin                                                                       2,500            173,175
                                                                                                        -----------
                                                                                                          1,815,955
     MEDIA (3.3%)
     DIRECTV Group *                                                                      53,500          1,326,265
     Omnicom Group                                                                        41,400          1,829,052
     Walt Disney                                                                          38,800          1,217,544
                                                                                                        -----------
                                                                                                          4,372,861
     OIL, GAS & CONSUMABLE FUELS (18.7%)
     Anadarko Petroleum                                                                   12,400            781,572
     Apache                                                                               11,100          1,341,102
     ChevronTexaco                                                                        31,800          2,714,448
     ConocoPhillips                                                                       44,600          3,398,966
     Devon Energy                                                                         15,100          1,575,383
     EOG Resources                                                                         8,700          1,044,000
     Exxon Mobil                                                                         134,400         11,367,552
     Occidental Petroleum                                                                 16,900          1,236,573
     XTO Energy                                                                           18,700          1,156,782
                                                                                                        -----------
                                                                                                         24,616,378
     PERSONAL PRODUCTS (0.9%)
     Avon Products                                                                        28,800          1,138,752
                                                                                                        -----------

     PHARMACEUTICALS (7.4%)
     Eli Lilly                                                                            22,400          1,155,616
     Forest Laboratories *                                                                35,500          1,420,355
     Johnson & Johnson                                                                    79,800          5,176,626
     Watson Pharmaceuticals *                                                             67,900          1,990,828
                                                                                                        -----------
                                                                                                          9,743,425
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
     Intel                                                                                89,400          1,893,492
                                                                                                        -----------

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     SOFTWARE (10.4%)
     Adobe Systems *                                                                      31,800       $  1,131,762
     BMC Software *                                                                       42,900          1,395,108
     CA                                                                                   80,300          1,806,750
     Microsoft                                                                           210,200          5,965,476
     Oracle *                                                                            107,400          2,100,744
     Symantec *                                                                           80,300          1,334,586
                                                                                                       ------------
                                                                                                         13,734,426
     SPECIALTY RETAIL (2.9%)
     Autozone *                                                                           15,200          1,730,216
     Gap                                                                                  57,000          1,121,760
     TJX                                                                                  29,700            982,179
                                                                                                       ------------
                                                                                                          3,834,155
     TEXTILES, APPAREL & LUXURY GOODS (0.6%)
     Nike - Class B                                                                       10,600            720,800
                                                                                                       ------------

     THRIFTS & MORTGAGE FINANCE (0.2%)
     MGIC Investment                                                                      23,800            250,614
                                                                                                       ------------

     TOTAL COMMON STOCKS (IDENTIFIED COST $129,380,757)                                                 131,063,418
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY    PRINCIPAL
                                                              RATE           DATE        AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (0.7%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $912,049
     collateralized by U.S. Government Securities) (1)       1.940%       04/01/2008   $ 912,000            912,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $912,000)                                                912,000
                                                                                                       ------------

     TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $130,292,757)(2)                                       131,975,418
     TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                           (114,658)
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $131,860,760
                                                                                                       ============

*    NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (99.7%)
     AEROSPACE & DEFENSE (6.0%)
     Honeywell International                                                              48,100       $  2,713,802
     L-3 Communications Holdings - Class 3                                                32,500          3,553,550
     Northrop Grumman                                                                     13,140          1,022,423
                                                                                                       ------------
                                                                                                          7,289,775
     AUTO COMPONENTS (0.5%)
     Lear *                                                                               23,200            601,112
                                                                                                       ------------

     BIOTECHNOLOGY (0.1%)
     Repligen *                                                                           37,701            181,719
                                                                                                       ------------

     CAPITAL MARKETS (8.4%)
     Bank of New York Mellon                                                              18,300            763,659
     Federated Investors - Class B                                                        33,700          1,319,692
     GFI Group                                                                             2,700            154,710
     Morgan Stanley                                                                       43,300          1,978,810
     Northern Trust                                                                       21,000          1,395,870
     State Street                                                                         57,000          4,503,000
                                                                                                       ------------
                                                                                                         10,115,741
     CHEMICALS (2.1%)
     CF Industries Holdings                                                                2,500            259,050
     Eastman Chemical                                                                     31,500          1,967,175
     Mosaic *                                                                              2,404            246,650
                                                                                                       ------------
                                                                                                          2,472,875
     COMMERCIAL BANKS (0.6%)
     Wells Fargo                                                                          23,000            669,300
                                                                                                       ------------

     COMMERCIAL SERVICES & SUPPLIES (0.3%)
     Deluxe                                                                                3,100             59,551
     GeoEye *                                                                              1,445             37,555
     ICF International *                                                                   4,700             94,235
     Metalico *                                                                           13,600            133,416
     Rollins                                                                               3,400             60,146
     United Stationers *                                                                     221             10,542
                                                                                                       ------------
                                                                                                            395,445
     COMPUTERS & PERIPHERALS (6.0%)
     Hewlett-Packard                                                                      81,360          3,714,898
     International Business Machines                                                      22,300          2,567,622
     Seagate Technology                                                                   45,634            955,576
                                                                                                       ------------
                                                                                                          7,238,096
     CONSUMER FINANCE (1.2%)
     Discover Financial Services                                                          86,200          1,411,094
                                                                                                       ------------

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     CONTAINERS & PACKAGING (0.2%)
     Rock-Tenn - Class A                                                                   9,600       $    287,712
                                                                                                       ------------

     DIVERSIFIED FINANCIAL SERVICES (1.7%)
     CIT Group                                                                            14,900            176,565
     Interactive Brokers Group - Class A *                                                 7,514            192,884
     JP Morgan Chase                                                                      40,410          1,735,610
                                                                                                       ------------
                                                                                                          2,105,059
     DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
     AT&T                                                                                100,500          3,849,150
     CenturyTel                                                                           20,100            668,124
     Embarq                                                                                8,200            328,820
                                                                                                       ------------
                                                                                                          4,846,094
     ELECTRIC UTILITIES (3.6%)
     Duke Energy                                                                          31,600            564,060
     FirstEnergy                                                                          55,440          3,804,293
                                                                                                       ------------
                                                                                                          4,368,353
     ELECTRICAL EQUIPMENT (0.4%)
     GrafTech International Ltd. *                                                        30,245            490,272
                                                                                                       ------------

     FOOD & STAPLES RETAILING (5.0%)
     Kroger                                                                               86,520          2,197,608
     Safeway                                                                             111,100          3,260,785
     Wal-Mart Stores                                                                      10,500            553,140
                                                                                                       ------------
                                                                                                          6,011,533
     FOOD PRODUCTS (1.2%)
     Bunge Ltd.                                                                           15,684          1,362,626
     Fresh Del Monte Produce *                                                             2,980            108,472
                                                                                                       ------------
                                                                                                          1,471,098
     HEALTH CARE PROVIDERS & SERVICES (4.6%)
     Aetna                                                                                 3,600            151,524
     Cigna                                                                                64,900          2,632,993
     UnitedHealth Group                                                                   80,600          2,769,416
                                                                                                       ------------
                                                                                                          5,553,933
     HOTELS, RESTAURANTS & LEISURE (4.9%)
     Darden Restaurants                                                                  105,900          3,447,045
     McDonald's                                                                           43,130          2,405,360
                                                                                                       ------------
                                                                                                          5,852,405
     INSURANCE (9.5%)
     ACE                                                                                  49,677          2,735,216
     Axis Capital Holdings Ltd.                                                           30,290          1,029,254
     Hartford Financial Services Group                                                    24,190          1,832,876
     PartnerRe Ltd.                                                                       30,000          2,289,000
     Travelers                                                                            27,000          1,291,950

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     INSURANCE - CONTINUED
     Unum Group                                                                           19,600       $    431,396
     XL Capital Ltd. - Class A                                                            63,870          1,887,359
                                                                                                       ------------
                                                                                                         11,497,051
     INTERNET & CATALOG RETAIL (0.3%)
     NetFlix *                                                                             8,702            301,524
     Systemax                                                                              3,500             42,210
                                                                                                       ------------
                                                                                                            343,734
     IT SERVICES (0.1%)
     Alliance Data Systems *                                                               1,500             71,265
                                                                                                       ------------

     LEISURE EQUIPMENT & PRODUCTS (0.4%)
     Eastman Kodak                                                                        27,400            484,158
     Hasbro                                                                                1,200             33,480
                                                                                                       ------------
                                                                                                            517,638
     MACHINERY (1.6%)
     Parker Hannifin                                                                      27,900          1,932,633
                                                                                                       ------------

     MEDIA (1.0%)
     Walt Disney                                                                          36,800          1,154,784
                                                                                                       ------------

     METALS & MINING (1.7%)
     Alcoa                                                                                45,400          1,637,124
     Freeport-McMoRan Copper & Gold - Class B                                              4,400            423,368
                                                                                                       ------------
                                                                                                          2,060,492
     OIL, GAS & CONSUMABLE FUELS (7.3%)
     ChevronTexaco                                                                        76,200          6,504,432
     Exxon Mobil                                                                          27,340          2,312,417
                                                                                                       ------------
                                                                                                          8,816,849
     PAPER & FOREST PRODUCTS (3.2%)
     International Paper                                                                 142,738          3,882,474
                                                                                                       ------------

     PERSONAL PRODUCTS (0.3%)
     Alberto-Culver - Class B                                                             15,284            418,934
                                                                                                       ------------

     PHARMACEUTICALS (6.7%)
     Eli Lilly                                                                            16,500            851,235
     Pfizer                                                                              344,200          7,204,106
                                                                                                       ------------
                                                                                                          8,055,341
     REAL ESTATE (2.2%)
     Annaly Capital Management                                                           170,900          2,618,188
                                                                                                       ------------

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     ROAD & RAIL (3.4%)
     CSX                                                                                  73,100       $  4,098,717
                                                                                                       ------------

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
     Integrated Device Technology *                                                        7,400             66,082
                                                                                                       ------------

     SOFTWARE (3.8%)
     Microsoft                                                                           103,500          2,937,330
     Symantec *                                                                           97,668          1,623,242
                                                                                                       ------------
                                                                                                          4,560,572
     SPECIALTY RETAIL (1.6%)
     GameStop - Class A *                                                                 27,300          1,411,683
     Gap                                                                                  24,300            478,224
     hhgregg *                                                                             1,305             14,681
                                                                                                       ------------
                                                                                                          1,904,588
     THRIFTS & MORTGAGE FINANCE (1.9%)
     Downey Financial                                                                     26,660            490,011
     MGIC Investment                                                                      17,200            181,116
     Washington Mutual                                                                   151,500          1,560,450
                                                                                                       ------------
                                                                                                          2,231,577
     TOBACCO (3.8%)
     Altria Group                                                                         63,000          1,398,600
     Philip Morris International *                                                        63,000          3,186,540
                                                                                                       ------------
                                                                                                          4,585,140

     TOTAL COMMON STOCKS (IDENTIFIED COST $125,062,162)                                                 120,177,675
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (2.1%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008  (Repurchase value $2,535,137
     collateralized by U.S. Government Securities)(1)        1.940%      04/01/2008    $  2,535,000       2,535,000
                                                                                                      -------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,535,000)                                            2,535,000
                                                                                                      -------------

     TOTAL INVESTMENTS (101.8%) (IDENTIFIED COST $127,597,162)(2)                                       122,712,675
     TOTAL LIABILITIES LESS OTHER ASSETS (-1.8%)                                                         (2,224,043)
                                                                                                      -------------
     TOTAL NET ASSETS (100.0%)                                                                        $ 120,488,632
                                                                                                      =============

*    NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (117.3%)
     AEROSPACE & DEFENSE (0.5%)
     Alliant Techsystems * (4)                                                             2,000        $   207,060
     American Science & Engineering (4)                                                    5,700            311,049
     Cubic (4)                                                                            27,500            781,825
                                                                                                        -----------
                                                                                                          1,299,934

     AIR FREIGHT & LOGISTICS (1.1%)
     Atlas Air Worldwide Holdings * (4)                                                   25,800          1,419,000
     HUB Group - Class A * (4)                                                            39,200          1,289,288
                                                                                                        -----------
                                                                                                          2,708,288

     AIRLINES (0.9%)
     Allegiant Travel *                                                                   27,100            715,982
     AMR * (4)                                                                            24,100            217,382
     Delta Air Lines * (4)                                                                22,000            189,200
     Hawaiian Holdings *                                                                   5,500             33,000
     Northwest Airlines * (4)                                                             27,300            245,427
     Pinnacle Airlines *                                                                  12,400            108,252
     UAL (4)                                                                              27,700            596,381
                                                                                                        -----------
                                                                                                          2,105,624

     AUTO COMPONENTS (2.1%)
     Aftermarket Technology * (4)                                                         28,600            555,984
     American Axle & Manufacturing Holdings (4)                                          101,700          2,084,850
     Cooper Tire & Rubber (4)                                                             78,600          1,176,642
     Hayes Lemmerz International *                                                        20,223             56,422
     Lear *                                                                               26,400            684,024
     Strattec Security                                                                     4,100            173,553
     Visteon * (4)                                                                        65,400            245,904
                                                                                                        -----------
                                                                                                          4,977,379

     AUTOMOBILES (0.2%)
     Thor Industries (4)                                                                  15,600            464,412
                                                                                                        -----------

     BEVERAGES (0.5%)
     Boston Beer - Class A * (4)                                                          27,000          1,283,580
                                                                                                        -----------

     BIOTECHNOLOGY (2.7%)
     Alnylam Pharmaceuticals *                                                             1,200             29,280
     Amicus Therapeutics *                                                                22,100            236,470
     Ariad Pharmaceuticals * (4)                                                          89,800            302,626
     Cephalon * (4)                                                                       15,300            985,320
     Cubist Pharmaceuticals * (4)                                                         35,900            661,278
     Dynavax Technologies *                                                                8,600             16,856
     Enzon Pharmaceuticals * (4)                                                         228,000          2,099,880
     Genentech * (4)                                                                       9,300            754,974
     Human Genome Sciences *                                                              15,600             91,884

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     BIOTECHNOLOGY - CONTINUED
     Idera Pharmaceuticals *                                                               3,900        $    39,039
     InterMune *                                                                          10,000            145,800
     Kosan Biosciences *                                                                  20,000             31,400
     Maxygen *                                                                            11,800             76,228
     Momenta Pharmaceuticals *                                                             9,800            107,114
     Neurobiological Technologies *                                                        3,900             10,140
     Novacea *                                                                            12,800             34,560
     NPS Pharmaceuticals * (4)                                                            72,700            283,530
     Pharmasset *                                                                          7,700            138,831
     Seattle Genetics *                                                                   22,600            205,660
     Telik *                                                                              29,100             71,004
     Tercica *                                                                            12,300             70,479
                                                                                                        -----------
                                                                                                          6,392,353

     BUILDING PRODUCTS (0.7%)
     Apogee Enterprises (4)                                                                1,000             15,400
     Lennox International (4)                                                             47,000          1,690,590
     USG * (4)                                                                               900             33,138
                                                                                                        -----------
                                                                                                          1,739,128

     CAPITAL MARKETS (2.8%)
     Eaton Vance (4)                                                                      61,400          1,873,314
     Greenhill (4)                                                                        30,500          2,121,580
     Piper Jaffray *                                                                      13,800            468,648
     Waddell & Reed Financial - Class A (4)                                               69,500          2,233,035
                                                                                                        -----------
                                                                                                          6,696,577

     CHEMICALS (4.1%)
     Celanese - Class A (4)                                                               61,400          2,397,670
     CF Industries Holdings                                                                6,500            673,530
     Core Molding Technologies *                                                          12,800             90,240
     FMC (4)                                                                              28,500          1,581,465
     Lubrizol (4)                                                                         16,800            932,568
     Mosaic *                                                                              4,600            471,960
     Olin (4)                                                                             56,100          1,108,536
     OM Group *                                                                           18,600          1,014,444
     Terra Industries * (4)                                                               47,300          1,680,569
                                                                                                        -----------
                                                                                                          9,950,982

     COMMERCIAL BANKS (3.0%)
     Banner (4)                                                                           23,800            548,352
     Boston Private Financial Holdings                                                    35,100            371,709
     Centennial Bank Holdings *                                                           19,800            124,344
     Financial Institutions                                                               20,300            384,685
     First Bancorp (4)                                                                    53,400            542,544
     FirstMerit                                                                           20,800            429,728
     Oriental Financial Group - ADR (4)                                                   92,500          1,823,175

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMERCIAL BANKS - CONTINUED
     PAB Bankshares                                                                        4,400        $    60,500
     Popular (4)                                                                          76,512            892,130
     Republic Bancorp - Class A                                                            7,467            140,977
     Suffolk Bancorp                                                                       6,500            205,920
     UMB Financial (4)                                                                    19,650            809,580
     Vineyard National Bancorp (4)                                                         5,200             42,224
     WesBanco (4)                                                                         13,800            340,998
     Western Alliance Bancorp * (4)                                                       12,800            164,608
     Whitney Holding (4)                                                                  14,700            364,413
                                                                                                        -----------
                                                                                                          7,245,887

     COMMERCIAL SERVICES & SUPPLIES (4.7%)
     Bowne                                                                                20,500            312,625
     CDI                                                                                  10,200            255,510
     Comfort Systems USA (4)                                                              36,300            472,263
     Diamond Management & Technology
        Consultants - Class A                                                             27,200            175,440
     Dun & Bradstreet                                                                     14,900          1,212,562
     Ecology and Environment - Class A                                                     7,470             89,266
     GeoEye *                                                                             15,600            405,444
     Hudson Highland Group *                                                              18,400            155,848
     IHS - Class A *                                                                       8,900            572,359
     Kforce *                                                                             13,700            121,108
     Knoll                                                                                24,300            280,422
     Learning Tree International *                                                         5,300             74,306
     Manpower                                                                             22,700          1,277,102
     PRG-Schultz International * (4)                                                      31,000            270,940
     Republic Services - Class A (4)                                                      80,600          2,356,744
     Spherion * (4)                                                                       93,700            573,444
     Steelcase - Class A (4)                                                              75,900            839,454
     TrueBlue * (4)                                                                       54,900            737,856
     United Stationers * (4)                                                               5,900            281,430
     Viad (4)                                                                              5,600            201,656
     VSE                                                                                   1,800             50,814
     Watson Wyatt Worldwide - Class A (4)                                                  8,700            493,725
                                                                                                        -----------
                                                                                                         11,210,318

     COMMUNICATIONS EQUIPMENT (0.7%)
     CommScope * (4)                                                                      31,200          1,086,696
     Communications Systems                                                                9,300            100,161
     Performance Technologies *                                                            1,200              5,496
     Soapstone Networks                                                                   59,100            423,156
                                                                                                        -----------
                                                                                                          1,615,509

     COMPUTERS & PERIPHERALS (2.8%)
     Brocade Communications Systems * (4)                                                133,900            977,470

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMPUTERS & PERIPHERALS - CONTINUED
     Emulex * (4)                                                                         95,100        $ 1,544,424
     NCR *                                                                                24,000            547,920
     Palm                                                                                 22,800            114,000
     Seagate Technology (4)                                                              127,100          2,661,474
     Western Digital * (4)                                                                36,200            978,848
                                                                                                        -----------
                                                                                                          6,824,136

     CONSTRUCTION & ENGINEERING (2.1%)
     EMCOR Group * (4)                                                                    56,500          1,254,865
     Foster Wheeler Ltd. * (4)                                                            29,800          1,687,276
     KBR                                                                                   9,000            249,570
     Michael Baker * (4)                                                                  15,400            345,884
     Perini *                                                                             31,100          1,126,753
     URS *                                                                                 9,400            307,286
                                                                                                        -----------
                                                                                                          4,971,634

     CONSUMER FINANCE (0.2%)
     Dollar Financial *                                                                   19,700            453,100
     Rewards Network *                                                                     2,300             10,304
                                                                                                        -----------
                                                                                                            463,404

     CONTAINERS & PACKAGING (2.4%)
     Aptargroup (4)                                                                        4,600            179,078
     Crown Holdings * (4)                                                                 58,100          1,461,796
     Greif - Class A (4)                                                                  18,800          1,277,084
     Owens-Illinois *                                                                     17,800          1,004,454
     Packaging Corp of America (4)                                                        60,600          1,353,198
     Sonoco Products                                                                      12,900            369,327
                                                                                                        -----------
                                                                                                          5,644,937

     DIVERSIFIED CONSUMER SERVICES (2.2%)
     Carriage Services - Class A * (4)                                                    59,400            463,914
     ITT Educational Services *                                                           13,700            629,241
     Pre-Paid Legal Services * (4)                                                        21,200            899,092
     Service International (4)                                                           186,940          1,895,572
     Sotheby's - Class A (4)                                                              26,400            763,224
     Stewart Enterprises - Class A (4)                                                   113,600            729,312
                                                                                                        -----------
                                                                                                          5,380,355

     DIVERSIFIED FINANCIAL SERVICES (0.1%)
     Encore Capital Group *                                                               10,500             71,400
     Liberty Media - Capital * (4)                                                         9,760            153,622
     NewStar Financial *                                                                   7,900             40,922
                                                                                                        -----------
                                                                                                            265,944

     DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
     Cincinnati Bell * (4)                                                               227,000            967,020
     Consolidated Communications Holdings (4)                                             67,400          1,019,762
     D&E Communications                                                                   20,600            183,340

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
     Premiere Global Services *                                                           22,100        $   316,914
     Shenandoah Telecom                                                                    6,300             93,492
                                                                                                        -----------
                                                                                                          2,580,528

     ELECTRIC UTILITIES (1.7%)
     Central Vermont Public Service                                                       15,000            358,500
     Cleco                                                                                21,600            479,088
     El Paso Electric *                                                                   45,900            980,883
     Portland General Electric (4)                                                        59,300          1,337,215
     Unitil (4)                                                                            1,100             29,645
     Westar Energy (4)                                                                    39,900            908,523
                                                                                                        -----------
                                                                                                          4,093,854

     ELECTRICAL EQUIPMENT (1.1%)
     Acuity Brands                                                                         9,100            390,845
     Belden (4)                                                                           14,300            505,076
     FuelCell Energy *                                                                     9,400             62,510
     Roper Industries (4)                                                                 29,300          1,741,592
     Simclar *                                                                             4,100             17,630
                                                                                                        -----------
                                                                                                          2,717,653

     ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
     Avnet * (4)                                                                          28,100            919,713
     AVX (4)                                                                              43,400            555,954
     Checkpoint Systems *                                                                 12,500            335,625
     Cognex                                                                                9,500            207,385
     DayStar Technologies *                                                               19,400             57,424
     Littelfuse * (4)                                                                     10,300            360,191
     Methode Electronics (4)                                                             121,300          1,417,997
     Mettler Toledo International * (4)                                                   22,700          2,204,624
     Napco Security Systems *                                                             36,225            178,227
     Rofin-Sinar Technologies *                                                           20,200            906,980
     Technitrol (4)                                                                       22,400            518,112
     Tessco Technologies *                                                                 8,100            121,500
     Vishay Intertechnology * (4)                                                        160,685          1,455,806
                                                                                                        -----------
                                                                                                          9,239,538

     ENERGY EQUIPMENT & SERVICES (4.2%)
     FMC Technologies *                                                                   29,800          1,695,322
     Global Industries Ltd. * (4)                                                         69,800          1,123,082
     Grant Prideco * (4)                                                                   8,200            403,604
     Patterson-UTI Energy (4)                                                             96,600          2,528,988
     TGC Industries *                                                                      8,800             74,272
     Tidewater (4)                                                                        42,400          2,336,664
     Trico Marine Services * (4)                                                          46,200          1,800,414
                                                                                                        -----------
                                                                                                          9,962,346

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     FOOD & STAPLES RETAILING (0.7%)
     BJ's Wholesale Club *                                                                15,300        $   546,057
     Nash Finch (4)                                                                       28,100            954,838
     Spartan Stores                                                                        5,600            116,760
                                                                                                        -----------
                                                                                                          1,617,655

     FOOD PRODUCTS (2.2%)
     Cal-Maine Foods (4)                                                                  63,100          2,106,278
     Hormel Foods                                                                         27,400          1,141,484
     JM Smucker (4)                                                                       21,700          1,098,237
     Ralcorp Holdings *                                                                    8,600            500,090
     Seaboard                                                                                200            313,000
                                                                                                        -----------
                                                                                                          5,159,089

     GAS UTILITIES (2.1%)
     Amerigas Partners LP (1,4)                                                            3,600            108,540
     Energen (4)                                                                          19,300          1,202,390
     National Fuel Gas (4)                                                                29,900          1,411,579
     Star Gas Partners * (4)                                                              35,900            107,700
     Suburban Propane Partners LP (4)                                                     26,300          1,021,229
     UGI (4)                                                                              47,600          1,186,192
                                                                                                        -----------
                                                                                                          5,037,630

     HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
     Analogic (4)                                                                          9,100            605,514
     Conmed * (4)                                                                         26,300            674,332
     Cutera * (4)                                                                         42,900            577,863
     HealthTronics * (4)                                                                  45,900            148,716
     Hologic *                                                                             9,256            514,634
     Immucor *                                                                            12,400            264,616
     Integra LifeSciences Holdings *                                                      16,000            695,520
     Intuitive Surgical *                                                                  1,700            551,395
     Kinetic Concepts * (4)                                                               28,700          1,326,801
     Quidel *                                                                             14,900            239,294
     Sirona Dental Systems *                                                               2,500             67,425
     Utah Medical Products (4)                                                             4,000            118,680
                                                                                                        -----------
                                                                                                          5,784,790

     HEALTH CARE PROVIDERS & SERVICES (2.2%)
     Alliance Imaging * (4)                                                               45,300            389,580
     American Dental Partners * (4)                                                        4,900             47,383
     AMERIGROUP * (4)                                                                     13,400            366,222
     Amsurg - Class A * (4)                                                               13,700            324,416
     Animal Health International *                                                         6,500             71,110
     Chemed (4)                                                                           27,100          1,143,620
     Hanger Orthopedic Group *                                                             6,600             71,148
     Health Net *                                                                          9,400            289,520
     Healthspring * (4)                                                                   48,400            681,472

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     HEALTH CARE PROVIDERS & SERVICES - CONTINUED
     Henry Schein *                                                                       21,500        $ 1,234,100
     Medcath *                                                                             4,700             85,540
     Medical Staffing Network Holdings *                                                  27,400            128,232
     Molina Healthcare *                                                                   5,500            134,310
     Pediatrix Medical Group *                                                             6,200            417,880
                                                                                                        -----------
                                                                                                          5,384,533
     HEALTH CARE TECHNOLOGY (0.2%)
     Trizetto Group * (4)                                                                 30,500            509,045
                                                                                                        -----------

     HOTELS, RESTAURANTS & LEISURE (1.4%)
     Ambassadors Group (4)                                                                31,100            587,479
     Burger King Holdings                                                                  7,700            212,982
     CBRL Group                                                                            1,900             67,963
     Famous Dave's of America *                                                            4,600             43,884
     FortuNet *                                                                            1,200              8,628
     International Speedway - Class A                                                      4,500            185,400
     Interstate Hotels & Resorts * (4)                                                   123,900            592,242
     Jack in the Box *                                                                     5,100            137,037
     Luby's *                                                                              5,500             38,940
     MGM Mirage *                                                                          7,600            446,652
     Silverleaf Resorts *                                                                 19,600             44,492
     Triarc - Class B (4)                                                                 77,500            535,525
     Wynn Resorts Ltd.                                                                     3,800            382,432
                                                                                                        -----------
                                                                                                          3,283,656
     HOUSEHOLD DURABLES (2.5%)
     American Greetings - Class A (4)                                                     80,700          1,496,985
     Avatar Holdings * (4)                                                                 5,200            226,668
     Blyth (4)                                                                            67,000          1,321,240
     Icahn Enterprises LP (1,4)                                                            8,800            726,000
     NVR *                                                                                 1,100            657,250
     QEP *                                                                                 2,000             15,100
     Tempur-Pedic International (4)                                                       39,700            436,700
     Tupperware Brands (4)                                                                29,900          1,156,532
                                                                                                        -----------
                                                                                                          6,036,475
     HOUSEHOLD PRODUCTS (0.3%)
     Energizer Holdings * (4)                                                              8,000            723,840
                                                                                                        -----------

     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
     Mirant *                                                                             19,300            702,327
     Reliant Energy *                                                                     29,300            692,945
                                                                                                        -----------
                                                                                                          1,395,272

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL CONGLOMERATES (0.4%)
     McDermott International * (4)                                                        19,200        $ 1,052,544
                                                                                                        -----------

     INSURANCE (9.8%)
     Arch Capital Group Ltd. * (4)                                                        10,100            693,567
     Argo Group International Holdings Ltd. * (4)                                         13,200            468,864
     Aspen Insurance Holdings Ltd. (4)                                                    75,600          1,994,328
     Assured Guaranty Ltd. (4)                                                            47,100          1,118,154
     Axis Capital Holdings Ltd. (4)                                                       46,400          1,576,672
     Berkshire Hathaway - Class A * (4)                                                       65          8,671,000
     CNA Financial (4)                                                                    15,200            392,008
     Endurance Specialty Holdings Ltd. (4)                                                11,100            406,260
     IPC Holdings Ltd. (4)                                                                32,100            898,800
     Kansas City Life Insurance                                                            1,100             52,866
     Life Partners Holdings                                                               22,400            413,280
     Max Capital Group Ltd. (4)                                                           47,900          1,254,501
     Montpelier Re Holdings Ltd. (4)                                                      82,700          1,327,335
     Nationwide Financial Services                                                         7,400            349,872
     Philadelphia Consolidated Holding *                                                  16,300            524,860
     Platinum Underwriters Holdings Ltd.                                                  25,300            821,238
     Protective Life                                                                      21,700            880,152
     Reinsurance Group of America                                                          5,800            315,752
     Transatlantic Holdings                                                               12,125            804,494
     WR Berkley (4)                                                                       21,900            606,411
                                                                                                        -----------
                                                                                                         23,570,414
     INTERNET & CATALOG RETAIL (2.3%)
     FTD Group (4)                                                                        72,100            967,582
     Liberty Media - Interactive *                                                        22,300            359,922
     NetFlix * (4)                                                                        59,800          2,072,070
     Overstock.com * (4)                                                                  27,200            323,952
     PC Mall * (4)                                                                        10,000            106,300
     priceline.com * (4)                                                                  14,400          1,740,384
                                                                                                        -----------
                                                                                                          5,570,210
     INTERNET SOFTWARE & SERVICES (0.3%)
     Greenfield Online *                                                                  19,600            232,456
     Vignette * (4)                                                                       38,500            508,585
                                                                                                        -----------
                                                                                                            741,041
     IT SERVICES (2.9%)
     Accenture Ltd. - Class A (4)                                                        101,800          3,580,306
     CACI International - Class A *                                                       23,500          1,070,425
     CSG Systems International * (4)                                                      30,600            347,922
     Hewitt Associates - Class A *                                                        17,100            680,067
     Mastercard - Class A                                                                  5,800          1,293,342
                                                                                                        -----------
                                                                                                          6,972,062

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     LEISURE EQUIPMENT & PRODUCTS (1.3%)
     Aldila                                                                                4,100        $    46,740
     Jakks Pacific * (4)                                                                  42,100          1,160,697
     Polaris Industries (4)                                                               36,800          1,509,168
     Sport Supply Group                                                                   33,300            397,935
                                                                                                        -----------
                                                                                                          3,114,540
     LIFE SCIENCES TOOLS & SERVICES (1.0%)
     Accelrys * (4)                                                                       19,300            104,413
     Invitrogen * (4)                                                                     26,700          2,282,049
                                                                                                        -----------
                                                                                                          2,386,462
     MACHINERY (4.0%)
     Ampco-Pittsburgh                                                                      6,900            296,631
     Cascade (4)                                                                           9,300            458,583
     Columbus McKinnon * (4)                                                              30,900            957,282
     EnPro Industries * (4)                                                               34,600          1,079,174
     Joy Global                                                                           20,000          1,303,200
     Key Technology *                                                                      2,700             80,433
     LS Starrett - Class A                                                                 1,400             26,936
     Nordson (4)                                                                          32,200          1,733,970
     Omega Flex                                                                            1,500              6,150
     SPX (4)                                                                              21,200          2,223,880
     Toro                                                                                 19,200            794,688
     Wabtec (4)                                                                           18,700            704,242
                                                                                                        -----------
                                                                                                          9,665,169
     MARINE (0.1%)
     Horizon Lines - Class A (4)                                                          10,900            202,849
                                                                                                        -----------

     MEDIA (4.3%)
     Acme Communications * (4)                                                            18,600             37,572
     Carmike Cinemas                                                                      12,600            129,528
     Cox Radio - Class A * (4)                                                            18,300            217,404
     John Wiley & Sons - Class A (4)                                                      15,200            603,440
     Liberty Global - Class A * (4)                                                       77,200          2,630,976
     Liberty Media - Entertainment *                                                      39,040            883,866
     Regal Entertainment Group - Class A (4)                                              89,700          1,730,313
     Scholastic * (4)                                                                     48,200          1,459,014
     Sinclair Broadcast Group - Class A (4)                                              127,000          1,131,570
     Virgin Media (4)                                                                     85,600          1,204,392
     World Wrestling Entertainment - Class A                                              11,300            210,293
                                                                                                        -----------
                                                                                                         10,238,368
     METALS & MINING (2.6%)
     AK Steel Holding (4)                                                                 42,500          2,312,850
     Carpenter Technology (4)                                                             19,200          1,074,624
     Hecla Mining *                                                                        8,100             90,396

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     METALS & MINING - CONTINUED
     Quanex                                                                               26,200        $ 1,355,588
     Reliance Steel & Aluminum                                                            11,400            682,404
     Steel Dynamics (4)                                                                   21,800            720,272
                                                                                                        -----------
                                                                                                          6,236,134
     MULTI-UTILITIES (0.5%)
     Alliant Energy (4)                                                                   20,200            707,202
     MDU Resources Group                                                                  23,750            583,063
                                                                                                        -----------
                                                                                                          1,290,265
     OIL, GAS & CONSUMABLE FUELS (5.5%)
     Atlas America (4)                                                                     6,616            399,871
     Atlas Energy Resources LLC (4)                                                       12,000            372,000
     Callon Petroleum *                                                                    7,300            132,057
     Cheniere Energy * (4)                                                                28,400            562,320
     Clayton Williams Energy *                                                             9,200            482,908
     Concho Resources *                                                                   19,800            507,672
     DCP Midstream Partners LP (1)                                                        14,700            426,300
     Dorchester Minerals LP (1)                                                            6,000            126,000
     Energy Partners Ltd. * (4)                                                           47,800            452,666
     Frontier Oil (4)                                                                     57,000          1,553,820
     HKN *                                                                                   600              5,250
     Holly (4)                                                                            42,500          1,844,925
     James River Coal *                                                                   19,200            336,384
     Legacy Reserves                                                                      19,100            381,236
     Magellan Midstream Holdings LP (1)                                                   19,600            449,036
     Mariner Energy * (4)                                                                 48,200          1,301,882
     McMoRan Exploration * (4)                                                            79,800          1,379,742
     ONEOK Partners LP (1)                                                                 5,600            322,000
     Penn Virginia Resource Partners LP (1)                                               17,500            436,625
     Pioneer Natural Resources                                                             8,600            422,432
     Plains Exploration & Production *                                                    14,900            791,786
     Quest Resource *                                                                     29,200            191,844
     W&T Offshore                                                                          7,700            262,647
                                                                                                        -----------
                                                                                                         13,141,403
     PAPER & FOREST PRODUCTS (0.2%)
     AbitibiBowater                                                                        5,900             76,169
     Buckeye Technologies *                                                                7,600             84,816
     Glatfelter                                                                           18,100            273,491
                                                                                                        -----------
                                                                                                            434,476
     PERSONAL PRODUCTS (0.4%)
     Chattem *                                                                             7,900            524,086
     Elizabeth Arden * (4)                                                                 2,400             47,880
     NBTY * (4)                                                                           14,300            428,285
                                                                                                        -----------
                                                                                                          1,000,251

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     PHARMACEUTICALS (0.4%)
     Adolor *                                                                             32,900        $   150,353
     Anesiva * (4)                                                                        33,800            107,484
     Endo Pharmaceuticals Holdings *                                                      12,200            292,068
     Nastech Pharmaceutical *                                                             38,600             90,710
     Santarus * (4)                                                                       30,300             77,871
     Somaxon Pharmaceuticals *                                                            11,400             54,150
     Viropharma * (4)                                                                     33,700            301,278
                                                                                                        -----------
                                                                                                          1,073,914
     REAL ESTATE (7.1%)
     Alexander's *                                                                           700            248,150
     American Realty Investors *                                                             700              7,707
     Amreit - Class A (4)                                                                  2,600             18,590
     Annaly Capital Management (4)                                                        31,200            477,984
     Anthracite Capital (4)                                                               33,200            219,120
     Associated Estates Realty (4)                                                        35,500            406,120
     BioMed Realty Trust                                                                  40,000            955,600
     Deerfield Capital                                                                     8,217             11,586
     Douglas Emmett                                                                       18,400            405,904
     Education Realty Trust                                                               31,700            398,469
     Equity Lifestyle Properties (4)                                                      46,200          2,280,894
     FelCor Lodging Trust (4)                                                             88,400          1,063,452
     First Industrial Realty Trust                                                        16,100            497,329
     Gladstone Commercial                                                                    500              7,775
     GMH Communities Trust                                                                41,700            361,956
     Hersha Hospitality Trust (4)                                                         44,800            404,544
     Hospitality Properties Trust (4)                                                     30,100          1,024,002
     HRPT Properties Trust (4)                                                            79,600            535,708
     Jones Lang LaSalle (4)                                                               21,200          1,639,608
     Pennsylvania Real Estate Investment Trust                                            12,600            307,314
     PS Business Parks                                                                       900             46,710
     Reis *                                                                               11,800             63,130
     Saul Centers (4)                                                                     42,000          2,110,080
     SL Green Realty                                                                         500             40,735
     Sunstone Hotel Investors (4)                                                         81,400          1,303,214
     Taubman Centers (4)                                                                  28,300          1,474,430
     U-Store-It Trust (4)                                                                 59,800            677,534
                                                                                                        -----------
                                                                                                         16,987,645
     ROAD & RAIL (0.2%)
     Heartland Express                                                                    37,466            534,265
                                                                                                        -----------

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
     Atheros Communications * (4)                                                         11,700            243,828
     Atmel * (4)                                                                          60,000            208,800

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
     Eagle Test Systems * (4)                                                             12,500        $   131,250
     Integrated Device Technology * (4)                                                   80,200            716,186
     Integrated Silicon Solution *                                                        14,600             88,330
     Intersil - Class A (4)                                                               35,700            916,419
     Kulicke & Soffa Industries * (4)                                                     29,100            139,098
     Lam Research * (4)                                                                   40,000          1,528,800
     Micrel (4)                                                                           45,100            418,077
     Silicon Laboratories *                                                               12,000            378,480
     Silicon Storage Technology * (4)                                                    144,500            378,590
     Spansion - Class A * (4)                                                             58,900            161,975
     Zoran * (4)                                                                          63,400            866,044
                                                                                                        -----------
                                                                                                          6,175,877
     SOFTWARE (3.4%)
     BEA Systems * (4)                                                                    26,400            505,560
     Dynamics Research *                                                                   1,000             10,110
     EPIQ Systems *                                                                       39,000            605,280
     Fair Isaac                                                                           19,300            415,336
     Logility * (4)                                                                       43,300            350,730
     Manhattan Associates * (4)                                                           23,400            536,562
     McAfee * (4)                                                                         22,100            731,289
     Micros Systems *                                                                     28,200            949,212
     Opnet Technologies *                                                                  3,300             26,862
     Pegasystems (4)                                                                      52,100            501,723
     PLATO Learning *                                                                      4,100             12,013
     SPSS * (4)                                                                           44,800          1,737,344
     Synopsys * (4)                                                                       77,200          1,753,212
                                                                                                        -----------
                                                                                                          8,135,233
     SPECIALTY RETAIL (2.3%)
     Aeropostale * (4)                                                                    81,350          2,205,398
     American Eagle Outfitters (4)                                                        12,850            225,004
     Barnes & Noble (4)                                                                   71,500          2,191,475
     Buckle                                                                               16,600            742,518
     Hastings Entertainment *                                                              3,600             28,296
     Rex Stores *                                                                          6,000            118,020
     TravelCenters of America LLC *                                                        4,370             26,657
                                                                                                        -----------
                                                                                                          5,537,368
     TEXTILES, APPAREL & LUXURY GOODS (1.1%)
     Fossil *                                                                              8,600            262,644
     Hanesbrands *                                                                           900             26,280
     Maidenform Brands * (4)                                                              31,900            519,013
     Perry Ellis International *                                                          14,400            314,352
     Warnaco Group * (4)                                                                  36,700          1,447,448
                                                                                                        -----------
                                                                                                          2,569,737

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     THRIFTS & MORTGAGE FINANCE (1.2%)
     Doral Financial *                                                                    24,000       $    484,320
     First Niagara Financial Group                                                        99,800          1,356,282
     First Place Financial                                                                21,100            274,300
     Franklin Bank *                                                                      40,300            122,109
     Kearny Financial                                                                      5,600             61,320
     TFS Financial (4)                                                                    36,000            433,080
     United Community Financial (4)                                                       38,100            236,220
                                                                                                       ------------
                                                                                                          2,967,631
     TOBACCO (1.0%)
     Alliance One International * (4)                                                    115,800            699,432
     Loews (4)                                                                            24,800          1,799,240
                                                                                                       ------------
                                                                                                          2,498,672
     TRADING COMPANIES & DISTRIBUTORS (1.0%)
     Applied Industrial Technologies (4)                                                  76,700          2,292,563
                                                                                                       ------------

     WATER UTILITIES (0.0%)
     Cadiz *                                                                               4,200             64,596
                                                                                                       ------------

     WIRELESS TELECOMMUNICATION SERVICES (1.0%)
     Centennial Communications *                                                          41,300            244,083
     Clearwire - Class A *                                                                17,300            256,213
     Syniverse Holdings * (4)                                                             62,800          1,046,248
     Telephone & Data Systems (4)                                                         21,000            824,670
                                                                                                       ------------
                                                                                                          2,371,214

     TOTAL COMMON STOCKS (IDENTIFIED COST $287,964,276)                                                 281,591,188
                                                                                                       ------------

     PREFERRED STOCKS (0.0%)
     HEALTH CARE PROVIDERS & SERVICES (0.0%)
     National Healthcare                                                                   3,100             42,377
                                                                                                       ------------

     TOTAL PREFERRED STOCKS (IDENTIFIED COST $48,825)                                                        42,377
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
                                                         INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                RATE           DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.1%)
STATE STREET REPURCHASE AGREEMENT
DATED 03/31/2008 (Repurchase value $5,091,274
collateralized by U.S. Government Agency Securities)(2)   1.940%       04/01/2008    $ 5,091,000       $  5,091,000
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,091,000)                                                 5,091,000
                                                                                                       ------------

TOTAL INVESTMENTS (119.4%) (IDENTIFIED COST $293,104,101)(3)                                            286,724,565
                                                                                                       ------------

                              SMALL TO MID CAP FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     SECURITIES SOLD SHORT (-19.5%)
     AIRLINES (-0.1%)
     Alaska Air Group *                                                                  (31,600)       $  (619,992)
                                                                                                        -----------

     AUTO COMPONENTS (-0.1%)
     Noble International Ltd.                                                             (8,000)           (50,000)
     Sauer-Danfoss                                                                        (9,900)          (219,186)
                                                                                                        -----------
                                                                                                           (269,186)
     BIOTECHNOLOGY (-0.1%)
     Emergent Biosolutions *                                                              (7,800)           (69,576)
     Metabolix *                                                                         (12,100)          (132,495)
                                                                                                        -----------
                                                                                                           (202,071)
     BUILDING PRODUCTS (-1.0%)
     INSTEEL Industries                                                                  (52,900)          (615,227)
     Owens Corning *                                                                    (102,400)        (1,856,512)
                                                                                                        -----------
                                                                                                         (2,471,739)
     CAPITAL MARKETS (-0.9%)
     AllianceBernstein Holding LP (1)                                                    (29,000)        (1,838,020)
     BGC Partners - Class A *                                                            (13,500)          (157,410)
     Evercore Partners - Class A                                                         (12,600)          (223,650)
                                                                                                        -----------
                                                                                                         (2,219,080)
     CHEMICALS (-0.2%)
     Cabot                                                                                (6,300)          (176,400)
     Penford                                                                              (5,800)          (126,034)
     Westlake Chemical                                                                   (23,600)          (307,980)
                                                                                                        -----------
                                                                                                           (610,414)
     COMMERCIAL BANKS (-0.0%)
     UCBH Holdings                                                                        (9,600)           (74,496)
                                                                                                        -----------

     COMMERCIAL SERVICES & SUPPLIES (-0.5%)
     ACCO Brands *                                                                          (900)           (12,213)
     Angelica                                                                             (5,200)           (93,288)

                              SMALL TO MID CAP FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMERCIAL SERVICES & SUPPLIES - CONTINUED
     Ceco Environmental *                                                                 (9,500)       $   (80,940)
     Industrial Services of America                                                       (3,300)           (32,934)
     Mobile Mini *                                                                       (46,600)          (885,400)
     Standard Register                                                                    (3,900)           (30,381)
     TRC *                                                                               (10,800)           (47,196)
                                                                                                        -----------
                                                                                                         (1,182,352)
     COMMUNICATIONS EQUIPMENT (-0.1%)
     Harris Stratex Networks - Class A *                                                 (26,500)          (265,795)
     KVH Industries *                                                                     (3,400)           (26,792)
     Occam Networks *                                                                     (4,300)           (23,392)
                                                                                                        -----------
                                                                                                           (315,979)
     COMPUTERS & PERIPHERALS (-0.5%)
     Imation                                                                             (53,400)        (1,214,316)
                                                                                                        -----------

     CONSTRUCTION & ENGINEERING (-0.1%)
     Northwest Pipe *                                                                     (7,300)          (310,177)
                                                                                                        -----------

     DISTRIBUTORS (-0.0%)
     Audiovox - Class A *                                                                 (3,300)           (35,244)
                                                                                                        -----------

     DIVERSIFIED FINANCIAL SERVICES (-0.2%)
     Pico Holdings *                                                                     (12,000)          (362,760)
                                                                                                        -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES (-0.3%)
     Time Warner Telecom - Class A *                                                     (40,400)          (625,796)
                                                                                                        -----------

     ELECTRICAL EQUIPMENT (-0.2%)
     Baldor Electric                                                                     (17,900)          (501,200)
                                                                                                        -----------

     ELECTRONIC EQUIPMENT & INSTRUMENTS (-0.3%)
     Agilysys                                                                            (31,800)          (368,880)
     Mercury Computer Systems *                                                          (13,300)           (74,746)
     NU Horizons Electronics *                                                           (10,600)           (66,568)
     Radisys *                                                                           (15,700)          (158,413)
     Richardson Electronics Ltd.                                                         (13,900)           (58,797)
                                                                                                        -----------
                                                                                                           (727,404)
     ENERGY EQUIPMENT & SERVICES (-1.4%)
     Hercules Offshore *                                                                 (61,100)        (1,534,832)
     OYO Geospace *                                                                       (3,200)          (145,344)
     Tetra Technologies *                                                                (38,700)          (613,008)
     Unit *                                                                              (20,900)        (1,183,985)
                                                                                                        -----------
                                                                                                         (3,477,169)

                              SMALL TO MID CAP FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     FOOD & STAPLES RETAILING (-0.9%)
     Pantry *                                                                            (39,700)       $  (836,876)
     United Natural Foods *                                                              (67,500)        (1,262,925)
                                                                                                        -----------
                                                                                                         (2,099,801)
     FOOD PRODUCTS (-0.7%)
     Alico                                                                                  (900)           (39,735)
     Pilgrim's Pride                                                                      (1,100)           (22,253)
     Smithfield Foods *                                                                  (61,600)        (1,586,816)
                                                                                                        -----------
                                                                                                         (1,648,804)
     HEALTH CARE EQUIPMENT & SUPPLIES (-0.2%)
     Angeion *                                                                            (2,100)           (15,225)
     Cooper                                                                              (13,900)          (478,577)
     Sonic Innovations *                                                                  (9,300)           (44,919)
                                                                                                        -----------
                                                                                                           (538,721)
     HOTELS, RESTAURANTS & LEISURE (-1.1%)
     Ameristar Casinos                                                                   (16,500)          (301,125)
     Benihana - Class A *                                                                 (8,000)           (90,160)
     BJ's Restaurants *                                                                  (22,800)          (328,548)
     Dover Downs Gaming & Entertainment                                                   (9,200)           (78,292)
     Marcus                                                                              (31,900)          (612,480)
     McCormick & Schmick's Seafood Restaurants *                                         (16,000)          (186,400)
     Morton's Restaurant Group *                                                         (26,800)          (212,524)
     O'Charleys                                                                          (22,300)          (256,896)
     Orient-Express Hotels Ltd. - Class A                                                 (6,000)          (258,960)
     Pinnacle Entertainment *                                                            (17,700)          (226,560)
                                                                                                        -----------
                                                                                                         (2,551,945)
     HOUSEHOLD DURABLES (-0.2%)
     Bassett Furniture Industries                                                        (10,100)          (124,634)
     Skyline                                                                             (15,700)          (436,774)
                                                                                                        -----------
                                                                                                           (561,408)
     INSURANCE (-0.9%)
     Alleghany *                                                                            (447)          (152,569)
     Fidelity National Financial - Class A                                               (81,300)        (1,490,229)
     First American                                                                       (1,800)           (61,092)
     State Auto Financial                                                                   (300)            (8,739)
     White Mountains Insurance Group Ltd.                                                   (900)          (432,000)
                                                                                                        -----------
                                                                                                         (2,144,629)
     INTERNET SOFTWARE & SERVICES (-0.5%)
     Liquidity Services *                                                                 (9,800)           (78,400)
     SAVVIS *                                                                            (10,300)          (167,581)
     SupportSoft *                                                                       (13,400)           (44,220)
     VistaPrint Ltd. *                                                                   (28,000)          (978,600)
                                                                                                        -----------
                                                                                                         (1,268,801)

                              SMALL TO MID CAP FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
     MACHINERY (-1.0%)
     Albany International - Class A                                                       (7,000)       $  (252,980)
     Bucyrus International - Class A                                                     (14,200)        (1,443,430)
     Flanders *                                                                          (11,300)           (68,817)
     Flow International *                                                                (27,500)          (255,475)
     Gehl *                                                                               (6,200)          (105,028)
     Hardinge                                                                            (20,800)          (286,208)
                                                                                                        -----------
                                                                                                         (2,411,938)
     MARINE (-0.4%)
     TBS International Ltd. - Class A *                                                  (30,500)          (921,100)
                                                                                                        -----------

     MEDIA (-0.1%)
     4Kids Entertainment *                                                               (21,900)          (213,963)
     Lakes Entertainment *                                                                (6,000)           (26,460)
                                                                                                        -----------
                                                                                                           (240,423)
     METALS & MINING (-1.5%)
     Century Aluminum *                                                                  (25,600)        (1,695,744)
     Haynes International *                                                              (20,200)        (1,108,576)
     Kaiser Aluminum                                                                     (11,100)          (769,230)
                                                                                                        -----------
                                                                                                         (3,573,550)
     OIL, GAS & CONSUMABLE FUELS (-0.5%)
     Forest Oil *                                                                         (1,500)           (73,440)
     Green Plains Renewable Energy *                                                      (2,700)           (19,872)
     Gulfport Energy *                                                                   (11,800)          (125,080)
     Teekay                                                                              (21,700)          (921,599)
                                                                                                        -----------
                                                                                                         (1,139,991)
     PAPER & FOREST PRODUCTS (-0.1%)
     Louisiana-Pacific                                                                   (25,700)          (235,926)
                                                                                                        -----------

     PERSONAL PRODUCTS (-0.0%)
     Physicians Formula Holdings *                                                       (12,600)          (112,392)
                                                                                                        -----------

     REAL ESTATE (-1.2%)
     Federal Realty Investment Trust                                                     (13,100)        (1,021,145)
     Forest City Enterprises - Class A                                                   (14,500)          (533,600)
     Regency Centers                                                                     (18,200)        (1,178,632)
     Thomas Properties Group                                                              (5,500)           (48,290)
                                                                                                        -----------
                                                                                                         (2,781,667)
     ROAD & RAIL (-0.2%)
     Celadon Group *                                                                     (38,900)          (376,552)
     Marten Transport Ltd. *                                                              (1,300)           (20,176)
     Saia *                                                                               (4,300)           (68,198)
                                                                                                        -----------
                                                                                                           (464,926)

                              SMALL TO MID CAP FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (-0.2%)
     Anadigics *                                                                         (39,800)      $   (261,088)
     Cascade Microtech *                                                                  (2,800)           (22,344)
     MoSys *                                                                              (8,700)           (37,932)
     PDF Solutions *                                                                      (7,100)           (39,121)
     Semitool *                                                                          (23,800)          (198,016)
                                                                                                       ------------
                                                                                                           (558,501)
     SOFTWARE (-0.3%)
     GSE Systems *                                                                        (2,400)           (19,536)
     Smith Micro Software *                                                              (53,600)          (328,032)
     THQ *                                                                               (15,400)          (335,720)
                                                                                                       ------------
                                                                                                           (683,288)
     SPECIALTY RETAIL (-2.7%)
     Aaron Rents                                                                         (22,300)          (480,342)
     Asbury Automotive Group                                                            (107,400)        (1,477,824)
     Casual Male Retail Group *                                                           (7,000)           (29,400)
     Group 1 Automotive                                                                  (79,200)        (1,859,616)
     Lithia Motors - Class A                                                             (85,400)          (867,664)
     Mothers Work *                                                                       (3,600)           (60,156)
     Penske Auto Group                                                                   (15,800)          (307,468)
     Sonic Automotive - Class A                                                          (69,100)        (1,420,005)
                                                                                                       ------------
                                                                                                         (6,502,475)
     TEXTILES, APPAREL & LUXURY GOODS (-0.1%)
     Volcom *                                                                            (10,400)          (210,184)
                                                                                                       ------------

     THRIFTS & MORTGAGE FINANCE (-0.1%)
     PMI Group                                                                           (36,304)          (211,289)
                                                                                                       ------------

     TRADING COMPANIES & DISTRIBUTORS (-0.2%)
     Aircastle Ltd.                                                                      (34,900)          (392,625)
     Lawson Products                                                                      (1,600)           (44,080)
                                                                                                       ------------
                                                                                                           (436,705)
     WIRELESS TELECOMMUNICATION SERVICES (-0.2%)
     NII Holdings *                                                                      (12,300)          (390,894)
                                                                                                       ------------

     TOTAL SECURITIES SOLD SHORT (-19.5%) (IDENTIFIED COST $-55,356,280)                                (46,908,733)
                                                                                                       ------------
     TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                             254,409
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $240,070,241
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS
                                                                                                       UNREALIZED
                                                                                     UNITS PER        APPRECIATION/
     TYPE                                           EXPIRATION       CONTRACTS        CONTRACT       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
     Russell 2000 E-Mini (Buy)                      06/24/2008           80             100          $      170,807
                                                                                                     ==============

*    NON-INCOME PRODUCING SECURITY.
(1) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT MARCH 31, 2008, THESE SECURITIES AMOUNTED TO $1,777,710 OR 0.74% OF NET ASSETS.
(2)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(3)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
(4) ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SECURITIES SOLD SHORT.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (97.6%)
     AUSTRALIA (1.3%)
     MacArther Coal Ltd.                                                                  75,629       $    904,928
     Orica Ltd.                                                                           49,702          1,327,424
     United Group Ltd.                                                                    56,738            629,259
                                                                                                       ------------
                                                                                                          2,861,611
     AUSTRIA (2.4%)
     Raiffeisen International Bank Holding AG                                             38,436          5,243,070
                                                                                                       ------------
     BELGIUM (1.3%)
     Delhaize Group                                                                       35,513          2,800,565
                                                                                                       ------------
     BRAZIL (3.1%)
     Bovespa Holding SA *                                                                 60,957            825,622
     Cia de Bebidas das Americas                                                          17,932          1,354,762
     Petroleo Brasileiro SA - Class A - ADR                                               23,562          1,995,466
     Unibanco - Uniao de Bancos Brasileiros SA - GDR                                      14,726          1,717,641
     Vivo Participacoes SA - ADR                                                         174,108          1,037,684
                                                                                                       ------------
                                                                                                          6,931,175
     CANADA (0.6%)
     Oilexco *                                                                            93,445          1,225,185
                                                                                                       ------------
     CHINA (0.9%)
     China New Town Development Ltd. *                                                 2,091,182            425,562
     KWG Property Holding Ltd. *                                                         780,000            667,422
     PetroChina Co. Ltd. - Class H                                                       686,552            859,642
                                                                                                       ------------
                                                                                                          1,952,626
     EGYPT (1.3%)
     Orascom Telecom Holding SAE - GDR                                                    41,146          2,796,015
                                                                                                       ------------
     FINLAND (1.3%)
     Kone OYJ - Class B                                                                   72,156          2,964,151
                                                                                                       ------------
     FRANCE (7.1%)
     Air France-KLM                                                                       90,988          2,559,487
     Electricite de France                                                                28,310          2,462,371
     Saft Groupe SA                                                                       45,659          1,797,858
     Societe Generale                                                                     44,883          4,391,359
     Total SA                                                                             59,408          4,400,783
                                                                                                       ------------
                                                                                                         15,611,858
     GERMANY (9.2%)
     Allianz SE                                                                           15,489          3,062,444
     Bayerische Motoren Werke AG                                                          47,462          2,616,407
     Daimler AG                                                                           38,947          3,328,757

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     GERMANY - CONTINUED
     Deutsche Post AG                                                                    102,689       $  3,135,905
     Fresenius Medical Care AG & KGaA                                                     53,706          2,702,469
     Hypo Real Estate Holding AG                                                         108,010          2,803,182
     Kloeckner & Co. AG                                                                   49,385          2,566,263
                                                                                                       ------------
                                                                                                         20,215,427
     GREAT BRITIAN (8.8%)
     Carnival PLC                                                                         84,601          3,370,818
     International Power PLC                                                             299,475          2,367,635
     Invista Real Estate Investment Management Holdings PLC                              722,720            955,121
     Raymarine PLC                                                                       303,489          1,401,891
     SIG PLC                                                                              92,588          1,615,329
     Soco International PLC *                                                             25,722            976,711
     Tanfield Group PLC *                                                              1,753,468          3,381,528
     WH Smith PLC                                                                        204,812          1,507,781
     Whitbread PLC                                                                       162,691          3,772,060
                                                                                                       ------------
                                                                                                         19,348,874
     GREECE (1.2%)
     National Bank of Greece SA                                                           48,943          2,576,477
                                                                                                       ------------
     HONG KONG (4.2%)
     Cheung Kong Holdings Ltd.                                                            99,665          1,434,928
     Citic Pacific Ltd.                                                                  196,000            839,073
     Hutchison Telecommunications International Ltd.                                     437,343            624,347
     Jardine Matheson Holdings Ltd.                                                      138,300          4,385,896
     Keck Seng Investments                                                             1,350,000            699,472
     Kerry Properties Ltd.                                                               203,548          1,242,125
                                                                                                       ------------
                                                                                                          9,225,841
     INDIA (0.4%)
     State Bank of India Ltd.                                                              9,567            813,723
                                                                                                       ------------
     INDONESIA (0.5%)
     Telekomunikasi Indonesia Tbk                                                      1,098,000          1,158,878
                                                                                                       ------------
     ITALY (13.2%)
     Astaldi SpA                                                                         337,008          2,596,393
     Banco Popolare Scarl * SpA                                                          204,548          3,391,204
     Danieli & Co. SpA                                                                   243,876          5,795,730
     Enia SpA *                                                                          160,383          2,411,124
     Fondiaria-Sai SpA                                                                   158,773          4,300,318
     Marazzi Group SpA                                                                   301,092          2,486,978
     Mediaset SpA                                                                        279,013          2,585,338

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
     ITALY - CONTINUED
     UniCredito Italiano SpA                                                             844,800       $  5,659,836
                                                                                                       ------------
                                                                                                         29,226,921
     JAPAN (9.3%)
     Asahi Glass Co. Ltd.                                                                 91,000          1,009,859
     Daiwa Securities Group                                                              154,000          1,345,191
     Hitachi Construction Machinery Ltd.                                                  74,700          1,894,711
     Ibiden Co. Ltd.                                                                      14,900            591,080
     Isuzu Motors Ltd.                                                                   362,000          1,819,911
     Itochu                                                                              198,000          1,980,642
     Mitsubishi Estate Co. Ltd.                                                           92,000          2,255,264
     Mitsui & Ltd.                                                                       119,000          2,442,443
     Sumco Techxiv                                                                        65,900          1,709,361
     Sumitomo Heavy Industries Ltd.                                                      290,000          1,891,949
     Sumitomo Mitsui Financial Group                                                         178          1,182,658
     Sumitomo Realty & Development Ltd.                                                   93,000          1,657,184
     T&D Holdings                                                                         14,850            787,700
                                                                                                       ------------
                                                                                                         20,567,953
     KAZAKHSTAN (2.0%)
     KazMunaiGas Exploration Production - GDR                                            180,455          4,522,975
                                                                                                       ------------
     MEXICO (1.4%)
     America Movil SAB de CV - ADR                                                        18,229          1,161,005
     Coca-Cola Femsa SAB de CV - ADR                                                      14,033            790,479
     Grupo Televisa SA - ADR                                                              44,177          1,070,850
                                                                                                       ------------
                                                                                                          3,022,334
     NETHERLANDS (2.2%)
     Royal Dutch Shell PLC - Class A                                                     144,365          4,970,142
                                                                                                       ------------
     NORWAY (2.0%)
     Marine Harvest *                                                                  3,626,099          2,134,541
     Telenor ASA                                                                         119,251          2,298,123
                                                                                                       ------------
                                                                                                          4,432,664
     PHILIPPINES (0.4%)
     Ayala Land                                                                        3,812,620            989,926
                                                                                                       ------------
     SINGAPORE (1.9%)
     City Developments Ltd.                                                              140,000          1,131,437
     IndoFood Agricultural Resources Ltd. *                                              632,831          1,088,834
     Singapore Telecommunications Ltd.                                                   703,000          2,013,082
                                                                                                       ------------
                                                                                                          4,233,353
     SOUTH KOREA (1.5%)
     Hana Financial Group                                                                 24,490          1,004,026
     LG Electronics                                                                        9,762          1,254,907

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                         SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
     SOUTH KOREA - CONTINUED
     Samsung Fire & Marine Insurance Ltd. *                                                5,633       $  1,168,112
                                                                                                       ------------
                                                                                                          3,427,045
     SPAIN (6.4%)
     Banco Santander SA                                                                  261,647          5,212,054
     Corp. Dermoestetica *                                                               163,661          1,478,198
     Sol Melia SA                                                                        249,880          3,517,464
     Telefonica SA                                                                       134,669          3,868,963
                                                                                                       ------------
                                                                                                         14,076,679
     SWEDEN (1.5%)
     Modern Times Group AB - Class B                                                      47,972          3,350,949
                                                                                                       ------------
     SWITZERLAND (8.0%)
     Bank Sarasin & Compagnie AG                                                             707          3,074,939
     Compagnie Financiere Richemont SA                                                    47,095          2,644,043
     Julius Baer Holding AG                                                               50,484          3,726,456
     Roche Holding AG                                                                     17,170          3,236,028
     Valora Holding AG                                                                     2,910            759,419
     Zurich Financial Services AG                                                         13,223          4,168,003
                                                                                                       ------------
                                                                                                         17,608,888
     TAIWAN (0.9%)
     Cathay Financial Holding Co. Ltd.                                                    42,483          1,083,317
     Taiwan Semiconductor Manufacturing Co. Ltd.                                          91,094            935,535
                                                                                                       ------------
                                                                                                          2,018,852
     THAILAND (0.7%)
     Bangkok Bank PCL                                                                    341,400          1,514,445
                                                                                                       ------------
     TURKEY (1.6%)
     Aksigorta AS                                                                        619,220          2,256,805
     Anadolu Efes Biracilik Ve Malt Sanayii AS                                           153,023          1,358,119
                                                                                                       ------------
                                                                                                          3,614,924
     UNITED ARAB EMIRATES (1.0%)
     DP World Ltd. *                                                                   2,384,114          2,264,908
                                                                                                       ------------

     TOTAL COMMON STOCKS (IDENTIFIED COST $224,134,824)                                                 215,568,434
                                                                                                       ------------
     EXCHANGE TRADED FUND-1.7%
     UNITED STATES (1.7%)
     iShares MSCI Taiwan Index Fund                                                      228,416          3,620,394

     TOTAL EXCHANGE TRADED FUND (IDENTIFIED COST $3,566,803)                                              3,620,394
                                                                                                       ------------

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST   MATURITY   PRINCIPAL
     DESCRIPTION                                                     RATE       DATE       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (0.3%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $748,041
     collateralized by U.S. Government Agency
     Securities)(1)                                                 1.940%   04/01/2008  $ 748,000    $     748,000
                                                                                                      -------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $748,000)                                                748,000
                                                                                                      -------------

     TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $228,449,627) (2)                                      (219,936,828)
     TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                             882,621
                                                                                                      -------------
     TOTAL NET ASSETS (100.0%)                                                                        $ 220,819,449
                                                                                                      =============

OUSTANDING FORWARD CURRENCY CONTRACTS

                                                                   Contract       Unrealized
                                 Delivery    Contracted            Value at      Appreciation/
     Contract Description          Date        Amount           March, 31,2008   (Depreciation)
-----------------------------------------------------------------------------------------------
     CONTRACTS TO SELL
     Hong Kong Dollar (HKD)     04/01/2008      255,035 (USD)   $      255,354   $        (319)
     JapaneseYen (JPY)          04/01/2008       97,534 (USD)           97,694            (160)
     JapaneseYen (JPY)          04/02/2008      137,242 (USD)          137,162              80
     JapaneseYen (JPY)          04/01/2008    1,047,533 (USD)        1,050,792          (3,259)
                                                                                 --------------
                                                                                 $      (3,658)

 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)  See Note 16 for important tax information.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (14.8%)
     AEROSPACE & DEFENSE (4.1%)
     Boeing                                                                               32,000        $ 2,379,840
                                                                                                        -----------

     COMMERCIAL BANKS (3.4%)
     Associated Banc-Corp                                                                 38,673          1,029,862
     TCF Financial                                                                        53,000            949,760
                                                                                                        -----------
                                                                                                          1,979,622
     INDUSTRIAL CONGLOMERATES (2.1%)
     General Electric                                                                     33,000          1,221,330
                                                                                                        -----------

     PHARMACEUTICALS (4.5%)
     Pfizer                                                                              125,000          2,616,250
                                                                                                        -----------

     REAL ESTATE (0.7%)
     FelCor Lodging Trust                                                                 30,300            364,509
                                                                                                        -----------

     TOTAL COMMON STOCKS (IDENTIFIED COST $9,145,072)                                                     8,561,551
                                                                                                        -----------

     EXCHANGE TRADED FUNDS (84.7%)
     EXCHANGE TRADED FUND (84.7%)
     Claymore/Zacks Yield Hog                                                             21,700            474,796
     First Trust Morningstar Dividend Leaders Index                                       50,000            899,500
     iShares Dow Jones Select Dividend Index                                              80,976          4,686,081
     KBW Regional Banking                                                                 76,300          2,681,182
     Rydex S&P Equal Weight Healthcare                                                    10,200            523,974
     SPDR S&P Dividend                                                                    68,445          3,552,296
     SPDR Trust Series 1                                                                 185,719         24,509,336
     Ultra S&P500 ProShares                                                              177,700         11,728,200
                                                                                                        -----------

     TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $52,347,675)                                           49,055,365
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
                                                                INTEREST    MATURITY     PRINCIPAL
     DESCRIPTION                                                  RATE        DATE         AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (15.7%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $9,127,492
     collateralized by U.S. Governemtn Agency
     Securities)(1)                                              1.940%    04/01/2008   $ 9,127,000       9,127,000
                                                                                                      -------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,127,000)                                            9,127,000
                                                                                                      -------------

     TOTAL INVESTMENTS (115.2%) (IDENTIFIED COST $70,619,747)(2)                                         66,743,916
     TOTAL LIABILITIES LESS OTHER ASSETS (-15.2%)                                                        (8,792,087)
                                                                                                      -------------
     TOTAL NET ASSETS (100.0%)                                                                        $  57,951,829
                                                                                                      =============

(1)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                           STRATEGIC ALTERNATIVES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     EXCHANGE TRADED FUNDS (31.1%)
     iShares Cohen & Steers Realty Majors Index Fund                                     117,500          9,445,825
     Market Vectors Coal Index                                                            42,200          1,603,178
     Market Vectors Steel Index                                                           19,300          1,675,240
     SPDR DJ Wilshire International Real Estate                                          191,100         10,099,635
                                                                                                        -----------
                                                                                                         22,823,878

     TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $22,926,987)                                           22,823,878
                                                                                                        -----------

     EXCHANGE TRADED NOTE (21.4%)
        iPath Optimized Currency Carry                                                   316,300         15,739,088
                                                                                                        -----------

        TOTAL EXCHANGE TRADED NOTE (IDENTIFIED COST $15,832,485)                                         15,739,088
                                                                                                        -----------
        INVESTMENT COMPANIES (11.9%)
        Accessor U.S. Government Money                                         11.9%   8,750,000          8,750,000
                                                                                                        -----------

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,750,000)                                              8,750,000
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------
     STRUCTURED NOTE (7.6%)
     Lehman Brothers                                         2.758%       02/09/2009    $ 5,000,000       5,602,500
                                                                                                       ------------

     TOTAL STRUCTURED NOTE (IDENTIFIED COST $5,000,000)                                                   5,602,500
                                                                                                       ------------
     U.S. GOVERNMENT AND AGENCY SECURITIES (13.6%)
     FEDERAL HOME LOAN BANK (FHLB) (13.6%)
     FHLB                                                    3.750%       02/15/2011     10,000,000      10,015,710
                                                                                                       ------------

     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                         10,015,710
        (IDENTIFIED COST $9,990,069)                                                                   ------------

     SHORT-TERM INVESTMENTS (14.1%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $10,386,560
     co1lateralized by U.S. Government Agency Securities)(1) 1.940%       04/01/2008     10,386,000      10,386,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,386,000)                                          10,386,000
                                                                                                       ------------

     TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $72,885,541)(2)                                          73,317,176
     TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                             243,160
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $ 73,560,336
                                                                                                       ============

(1)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (98.2%)
     AEROSPACE & DEFENSE (0.7%)
     L-3 Communications                                  7.625%      06/15/2012    $     500,000       $    511,875
                                                                                                       ------------
     AUTOMOBILES (1.7%)
     Ford Motor                                          9.500%      09/15/2011          500,000            445,000
     General Motors                                      8.800%      03/01/2021        1,000,000            757,500
                                                                                                       ------------
                                                                                                          1,202,500
     COMMUNICATIONS EQUIPMENT (1.4%)
     American Tower (2)                                  7.000%      10/15/2017        1,000,000          1,000,000
                                                                                                       ------------
     COMPUTERS & PERIPHERALS (2.8%)
     GameStop                                            8.000%      10/01/2012        1,000,000          1,057,500
     Seagate Technology HDD                              6.800%      10/01/2016        1,000,000            952,500
                                                                                                       ------------
                                                                                                          2,010,000
     CONSUMER FINANCE (2.1%)
     Ford Motor Credit                                   8.000%      12/15/2016        1,000,000            782,805
     GMAC LLC                                            6.750%      12/01/2014        1,000,000            707,701
                                                                                                       ------------
                                                                                                          1,490,506
     DIVERSIFIED FINANCIAL SERVICES (0.7%)
     Dean Holding                                        6.625%      05/15/2009          500,000            500,000
                                                                                                       ------------
     ELECTRIC UTILITIES (5.7%)
     Aquila                                              9.950%      02/01/2011        1,000,000          1,052,952
     CMS Energy                                          8.500%      04/15/2011          500,000            531,085
     Mirant Americas Generation LLC (2)                  8.500%      10/01/2021          500,000            453,750
     PSEG Energy Holdings                                8.500%      06/15/2011        1,000,000          1,057,735
     Texas Competitive Electric Holdings LLC PIK (2)    10.500%      11/01/2016        1,000,000            980,000
                                                                                                       ------------
                                                                                                          4,075,522
     ELECTRICAL EQUIPMENT (2.7%)
     Belden                                              7.000%      03/15/2017        1,000,000            965,000
     Sanmina-SCI (1,2)                                   7.741%      06/15/2010        1,000,000            970,000
                                                                                                       ------------
                                                                                                          1,935,000
     FINANCE-OTHER (1.9%)
     ASG Consolidated LLC (3)                           11.260%      11/01/2011        1,000,000            900,000
     Fairfax Financial Holdings                          7.375%      04/15/2018          500,000            462,500
                                                                                                       ------------
                                                                                                          1,362,500
     FOOD & STAPLES RETAILING (0.7%)
     Supervalu                                           7.500%      11/15/2014          500,000            505,000
                                                                                                       ------------
     HEALTH CARE PROVIDERS & SERVICES (2.6%)
     Community Health Systems                            8.875%      07/15/2015        1,000,000          1,003,750

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE            AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
     HEALTH CARE PROVIDERS & SERVICES - CONTINUED
     HCA                                                 6.375%      01/15/2015    $   1,000,000       $    846,250
                                                                                                       ------------
                                                                                                          1,850,000
     HOTELS, RESTAURANTS & LEISURE (0.7%)
     Vail Resorts                                        6.750%      02/15/2014          500,000            487,500
                                                                                                       ------------
     INDUSTRIAL ENERGY (1.4%)
     Consol Energy                                       7.875%      03/01/2012          500,000            522,500
     Massey Energy                                       6.875%      12/15/2013          500,000            483,750
                                                                                                       ------------
                                                                                                          1,006,250
     INDUSTRIAL-AUTOMOTIVE (1.3%)
     American Axle & Manufacturing                       7.875%      03/01/2017          500,000            423,750
     Goodyear Tire & Rubber                              7.857%      08/15/2011          500,000            511,875
                                                                                                       ------------
                                                                                                            935,625
     INDUSTRIAL-BASIC (4.1%)
     Ball                                                6.625%      03/15/2018        1,000,000            992,500
     Nalco Finance Holdings (3)                          9.760%      02/01/2014        1,000,000            900,000
     Owens Brockway Glass Container                      8.250%      05/15/2013          500,000            517,500
     PolyOne                                             8.875%      05/01/2012          500,000            505,000
                                                                                                       ------------
                                                                                                          2,915,000
     INDUSTRIAL-CAPITAL GOODS (7.0%)
     Allied Waste                                        7.375%      04/15/2014        1,000,000            983,750
     Case New Holland                                    7.250%      01/15/2016        1,000,000            970,000
     Columbus McKinnon                                   8.875%      11/01/2013          500,000            517,500
     DRS Technologies                                    6.875%      11/01/2013          500,000            490,000
     Mosaic Global Holdings                              7.375%      08/01/2018        1,000,000          1,020,000
     Terex                                               8.000%      11/15/2017        1,000,000            995,000
                                                                                                       ------------
                                                                                                          4,976,250
     INDUSTRIAL-ENERGY (15.8%)
     Chesapeake Energy                                   6.500%      08/15/2017        1,000,000            965,000
     CIE Generale Geophysique                            7.750%      05/15/2017        1,000,000          1,015,000
     Dynegy Holdings                                     7.125%      05/15/2018        1,000,000            900,000
     El Paso                                             7.000%      06/15/2017        1,000,000          1,028,509
     Forest Oil                                          8.000%      12/15/2011          500,000            521,250
     Hornbeck Offshore Services                          6.125%      12/01/2014        1,000,000            945,000
     KCS Energy                                          7.125%      04/01/2012        1,000,000            945,000
     Newfield Exploration                                6.625%      09/01/2014          500,000            492,500
     NRG Energy                                          7.375%      01/15/2017        1,000,000            972,500
     Parker Drilling                                     9.625%      10/01/2013          500,000            526,250
     Plains Exploration & Production                     7.000%      03/15/2017        1,000,000            960,000
     Reliant Energy                                      7.625%      06/15/2014          500,000            496,250
     Swift Energy                                        7.625%      07/15/2011          500,000            495,000

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE            AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-ENERGY - CONTINUED
     Williams                                            7.625%      07/15/2019    $   1,000,000       $  1,067,500
                                                                                                       ------------
                                                                                                         11,329,759
     INDUSTRIAL-ENTERTAINMENT (1.2%)
     Royal Caribbean Cruises                             7.250%      03/15/2018        1,000,000            883,474
                                                                                                       ------------
     INDUSTRIAL-GAMING (2.6%)
     Inn of the Mountain Gods Resort & Casino           12.000%      11/15/2010          500,000            485,000
     MGM Mirage                                          6.875%      04/01/2016        1,000,000            875,000
     River Rock Entertainment                            9.750%      11/01/2011          500,000            497,500
                                                                                                       ------------
                                                                                                          1,857,500
     INDUSTRIAL-HEALTH CARE (5.0%)
     AmerisourceBergen                                   5.875%      09/15/2015          500,000            490,984
     AMR HoldCo                                         10.000%      02/15/2015        1,000,000          1,062,500
     DaVita                                              6.625%      03/15/2013        1,000,000            970,000
     Healthsouth                                        10.750%      06/15/2016          500,000            525,000
     Universal Hospital Services PIK                     8.500%      06/01/2015          500,000            500,000
                                                                                                       ------------
                                                                                                          3,548,484
     INDUSTRIAL-MEDIA CABLE (3.3%)
     CSC Holdings                                        6.750%      04/15/2012        1,000,000            965,000
     DirecTV Holdings LLC                                6.375%      06/15/2015          500,000            466,250
     Echostar                                            6.625%      10/01/2014        1,000,000            910,000
                                                                                                       ------------
                                                                                                          2,341,250
     INDUSTRIAL-OTHER (8.7%)
     Axcan Intermediate Holdings (2)                     9.250%      03/01/2015          500,000            495,000
     Corrections Corp of America                         6.250%      03/15/2013        1,000,000            980,000
     Georgia-Pacific LLC                                 9.500%      12/01/2011          500,000            508,750
     Graphic Packaging International                     9.500%      08/15/2013          500,000            480,000
     Hawker Beechcraft Acquisition LLC PIK               8.875%      04/01/2015          500,000            511,250
     Rock-Tenn                                           5.625%      03/15/2013          500,000            460,000
     Rockwood Specialties                                7.500%      11/15/2014          500,000            485,000
     Ryerson (2)                                        12.000%      11/01/2015          500,000            475,000
     Service International                               7.500%      04/01/2027        1,000,000            850,000
     Steel Dynamics (2)                                  7.750%      04/15/2016          500,000            500,625
     Teco Finance (2)                                    6.572%      11/01/2017          500,000            507,500
                                                                                                       ------------
                                                                                                          6,253,125
     INDUSTRIAL-OTHER CONSUMER CYCLICALS (1.3%)
     Carrols                                             9.000%      01/15/2013          500,000            445,000
     Land O' Lakes                                       8.750%      11/15/2011          500,000            512,500
                                                                                                       ------------
                                                                                                            957,500
     INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.3%)
     Visant Holding (3)                                 11.260%      12/01/2013        1,000,000            935,000
                                                                                                       ------------

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE            AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-RETAILERS (1.4%)
     AmeriGas Partners                                   7.125%      05/20/2016    $   1,000,000       $    980,000
                                                                                                       ------------
     INDUSTRIAL-SERVICES (0.7%)
     CA (2)                                              6.125%      12/01/2014          500,000            470,722
                                                                                                       ------------
     INDUSTRIAL-TECHNOLOGY (0.7%)
     Sungard Data Systems                               10.250%      08/15/2015          500,000            502,500
                                                                                                       ------------
     INDUSTRIAL-TELECOMMUNICATIONS-WIRED (4.6%)
     Citizens Communications                             6.625%      03/15/2015        1,000,000            900,000
     Qwest Capital Funding                               7.250%      02/15/2011        1,000,000            950,000
     Syniverse Technologies                              7.750%      08/15/2013          500,000            471,250
     Time Warner Telecom Holdings                        9.250%      02/15/2014          500,000            505,000
     Windstream                                          8.625%      08/01/2016          500,000            493,750
                                                                                                       ------------
                                                                                                          3,320,000
     MEDIA (1.1%)
     Liberty Media LLC                                   7.875%      07/15/2009          500,000            501,735
     RH Donnelley                                        8.875%      01/15/2016          500,000            316,250
                                                                                                       ------------
                                                                                                            817,985
     REAL ESTATE (3.4%)
     Felcor Lodging                                      8.500%      06/01/2011        1,000,000            980,000
     Host Hotels & Resorts                               7.125%      11/01/2013          500,000            490,000
     Ventas Realty                                       6.500%      06/01/2016        1,000,000            965,000
                                                                                                       ------------
                                                                                                          2,435,000
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
     Conexant Systems (1)                                8.619%      11/15/2010          957,000            897,188
                                                                                                       ------------
     TELEVISION (1.3%)
     Sinclair Television Group                           8.000%      03/15/2012          500,000            505,000
     Univision Communications                            7.850%      07/15/2011          500,000            443,750
                                                                                                       ------------
                                                                                                            948,750
     TEXTILES, APPAREL & LUXURY GOODS (0.7%)
     Levi Strauss & Co.                                  9.750%      01/15/2015          500,000            498,125
                                                                                                       ------------
     TRANSPORTATION (0.7%)
     Kansas City Southern Railway                        7.500%      06/15/2009          500,000            507,500
                                                                                                       ------------
     UTILITIES (5.6%)
     AES                                                 7.750%      03/01/2014        1,000,000          1,006,250
     Allegheny Energy Supply                             7.800%      03/15/2011        1,000,000          1,060,000
     Edison Mission Energy                               7.200%      05/15/2019        1,000,000            987,500

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE            AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
     UTILITIES - CONTINUED
     Suburban Propane Partners                           6.875%      12/15/2013    $   1,000,000       $    975,000
                                                                                                       ------------
                                                                                                          4,028,750

     TOTAL CORPORATE BONDS (IDENTIFIED COST $72,292,314)                                                 70,276,140
                                                                                                       ------------
     SHORT-TERM INVESTMENTS (0.6%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $418,023
     collateralized by U.S. Government Agency
     Securities)(4)                                      1.940%      04/01/2008          418,000            418,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $418,000)                                                418,000
                                                                                                       ------------

     TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $72,710,314)(5)                                          70,694,140
     TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                             855,887
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $ 71,550,027
                                                                                                       ============

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3) REPRESENTS A STEP BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF MARCH 31, 2008.
(4)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(5)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                        INTERMEDIATE FIXED - INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
     ASSET BACKED SECURITIES (6.9%)
     Argent Securities (1,10)                           2.909%       06/25/2036    $   1,405,000       $    298,562
     Argent Securities (1)                              2.889%       07/25/2036          360,000            146,941
     Bear Stearns Commercial Mortgage
       Securities (1,2,6)                               0.205%       11/11/2041       25,056,413            365,703
     Captec Franchise Trust (1,2,6)                     1.031%       10/25/2018       10,132,154            158,537
     CBC Insurance Revenue Securitization LLC (2,10)    8.880%       02/15/2023        1,060,000            890,400
     CDO Repackaging Trust Series (1,2,10)              6.058%       01/17/2036          322,175            225,523
     Centex Home Equity Company, LLC (1,2,10)           6.099%       07/25/2034          358,387            118,268
     CNL Funding (1,2,6,10)                             1.579%       09/18/2012        7,830,701            212,893
     Commercial Industrial Finance (1,2,10)             7.076%       03/01/2021          260,000            129,878
     Falcon Franchise Loan (1,2,6)                      2.579%       06/05/2020        3,475,075            492,078
     Falcon Franchise Loan (2)                          4.856%       01/05/2025          531,240            543,034
     Falcon Franchise Loan (2,10)                       7.074%       01/05/2025          250,000            209,536
     Falcon Franchise (1,2,6)                           3.080%       01/05/2023        2,915,163            331,748
     FFCA Secured Lending (2)                           7.810%       10/18/2025          465,000            379,487
     Home Equity Mortgage Trust                         5.367%       07/25/2036          281,934            197,645
     Orion Ltd. CDO (1,2,10)                            6.558%       09/10/2046          612,040             61,204
     Restructured Asset Securities (1,2,10)             3.900%       01/29/2022          600,000            360,000
     SACO I (1)                                         3.039%       01/25/2037          500,000            318,600
                                                                                                       ------------
                                                                                                          5,440,037

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $8,913,418)                                           5,450,037
                                                                                                       ------------
     COLLATERALIZED MORTGAGE OBLIGATIONS (21.9%)
     Banc of America Large Loan (1,2)                   5.818%       03/15/2022        1,000,000            699,483
     Banc of America                                    4.429%       11/10/2039          860,000            829,252
     Capco America Securitization Corp. IO (1,2,6)      1.292%       10/15/2030       13,530,802             61,787
     CDO Repack SPC Ltd. (2,10)                         7.110%       05/20/2030          385,000            167,475
     Collateralized Mortgage Securities                 9.450%       02/01/2017           15,553             16,856
     Commercial Mortgage (1,2)                          7.012%       02/14/2034          720,000            715,283
     Countrywide Alternative Loan Trust                 6.000%       05/25/2036          194,339            179,685
     CS First Boston Mortgage Securities                6.300%       11/15/2030          274,617            275,637
     Entertainment Properties Trust (2)                 6.223%       02/15/2018          211,000            191,243
     FHLMC                                              4.500%       03/15/2019          182,245            180,931
     FHLMC                                              6.000%       02/15/2034          965,085            994,203
     FHLMC                                              5.500%       10/15/2034          510,000            512,568
     FNMA (6)                                           5.580%       06/01/2011        1,983,912          2,062,567
     FNMA                                               5.500%       11/25/2032        1,771,000          1,811,664
     FNMA                                               6.000%       03/01/2033          688,199            705,541
     FNMA (1)                                           3.331%       05/01/2034          419,668            410,114
     FNMA IO (1,6)                                      0.723%       02/25/2035        1,472,430             11,749
     FNMA IO (6,10)                                     0.000%       06/17/2040       15,855,962              4,955

                        INTERMEDIATE FIXED - INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------
     GMAC Mortgage Corp. Loan Trust 1                   4.303%       12/19/2033    $   1,280,000       $  1,215,394
     GNMA TRUST IO (1,6)                                0.674%       01/16/2042        4,216,474             94,371
     GNMA IO (1,6,10)                                   0.507%       08/16/2043       15,979,761            509,355
     JP Morgan Commercial Mortgage Securities           4.475%       07/15/2041          616,387            600,242
     LB Commercial Conduit Mortgage Trust IO (1,6)      0.900%       10/25/2026        3,293,276              2,433
     LB-UBS Commercial Mortgage Trust (1)               4.333%       02/15/2037        1,014,000            847,353
     LB-UBS Commercial Mortgage Trust IO (1,2,6)        0.031%       06/15/2038      284,130,978            456,939
     LNR CDO Ltd. (2,10)                                6.000%       02/28/2043          250,000            125,000
     Marathon Structured Finance CDO Ltd. (1,2,10)      6.644%       07/26/2046          183,144            129,287
     Merrill Lynch Mortgage Investments IO (1,6)        0.778%       11/15/2026       21,489,513            712,564
     Merrill Lynch Mortgage Investments (1)             6.480%       11/15/2026          123,445            123,613
     Morgan Stanley Capital I (1,2)                     7.108%       06/03/2030          750,000            741,444
     Mortgage Capital Funding                           6.423%       06/18/2030           92,997             92,742
     Salomon Brothers Mortgage Securities VII
       IO (1,2,6)                                       0.338%       11/13/2011       48,779,449          1,015,622
     Washington Mutual (1)                              5.616%       01/25/2036          722,183            730,579
                                                                                                       ------------
                                                                                                         17,227,931
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
       (IDENTIFIED COST $19,466,339)                                                                     17,227,931
                                                                                                       ------------
     CORPORATE BONDS (21.3%)

     ELECTRICAL EQUIPMENT (0.6%)
     Thomas & Betts                                     7.250%       06/01/2013          430,000            440,649
                                                                                                       ------------
     FINANCE-BANKING (3.8%)
     American General Finance                           6.900%       12/15/2017          500,000            488,637
     Bank of America (4,5)                              8.140%       07/17/2028        1,800,000            389,158
     Centura Bank                                       6.500%       03/15/2009          195,000            200,924
     Centura Capital Trust (2)                          8.845%       06/01/2027          350,000            365,220
     Colonial Bank NA Montgomery AL (2)                 9.375%       06/01/2011          240,000            259,840
     Comerica Bank                                      8.375%       07/15/2024          300,000            322,274
     First Massachusetts Bank                           7.625%       06/15/2011          525,000            604,474
     HSBC (1,6)                                         2.938%       09/29/2049          200,000            118,000
     Marshall & Ilsley (3,7)                            5.750%       10/15/2028          275,000            242,515
                                                                                                       ------------
                                                                                                          2,991,042
     FINANCE-BROKER RELATED (BROKERAGE) (2.5%)
     Jefferies Group                                    6.250%       01/15/2036          270,000            204,419
     JPMorgan Chase                                     5.375%       10/01/2012        1,425,000          1,479,625
     Lehman Brothers Holdings                           5.750%       04/25/2011          280,000            275,192
                                                                                                       ------------
                                                                                                          1,959,236
     FINANCE-OTHER (2.5%)
     American General Capital II                        8.500%       07/01/2030          280,000            312,871
     Attentus CDO Ltd. (2,10)                           0.000%       10/11/2042          200,000             10,000
     Luxembourg Fund Holdings of KODIAK
       Currency (1,2,10)                                4.662%       08/07/2037          610,519             30,526
     MBIA Global Funding LLC (2)                        4.375%       03/15/2010          345,000            307,978
     NLV Financial (2)                                  7.500%       08/15/2033          250,000            272,028
     Unitrin                                            6.000%       05/15/2017        1,070,000          1,068,626
                                                                                                       ------------
                                                                                                          2,002,029
     FOOD PRODUCTS (0.7%)
     PepsiAmericas                                      5.000%       05/15/2017          560,000            543,030
                                                                                                       ------------
     INDUSTRIAL-AUTOMOTIVE (0.5%)
     Johnson Controls                                   6.000%       01/15/2036          450,000            427,827
                                                                                                       ------------

                        INTERMEDIATE FIXED - INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-BASIC (0.8%)
     BHP Finance                                        6.750%       11/01/2013    $     290,000       $    320,085
     Ingersoll-Rand                                     6.130%       11/18/2027          300,000            324,003
                                                                                                       ------------
                                                                                                            644,088
     INDUSTRIAL-CAPITAL GOODS (1.3%)
     Eaton                                              6.500%       06/01/2025        1,000,000          1,001,940
                                                                                                       ------------
     INDUSTRIAL-ENERGY (3.4%)
     Enron Oil & Gas                                    6.650%       04/01/2028          335,000            337,473
     Nexen                                              6.400%       05/15/2037          645,000            617,677
     Premcor Refining                                   7.500%       06/15/2015          375,000            392,677
     Sunoco                                             9.000%       11/01/2024        1,050,000          1,291,875
                                                                                                       ------------
                                                                                                          2,639,702
     INDUSTRIAL-OTHER (1.8%)
     Canal Pointe LLC (1,2,10)                          6.210%       06/25/2014          900,000            290,790
     Duane Park V Ltd. (1,2,10)                         5.405%       09/25/2014        1,050,000            787,500
     Grand CDO (1,2,10)                                 8.542%       09/20/2016        1,000,000            333,000
                                                                                                       ------------
                                                                                                          1,411,290
     INDUSTRIAL-TECHNOLOGY (0.6%)
     IBM                                                7.000%       10/30/2025          410,000            452,238
                                                                                                       ------------
     INDUSTRIAL-TRANSPORTATION (0.5%)
     Southwest Airlines                                 7.375%       03/01/2027          406,000            433,860
                                                                                                       ------------
     INSURANCE (0.6%)
     Endurance Specialty Holdings Ltd.                  7.000%       07/15/2034          500,000            478,405
                                                                                                       ------------
     PERSONAL PRODUCTS (1.5%)
     Colgate-Palmolive                                  5.180%       05/15/2017          755,000            756,209
     SC Johnson & Son (2)                               5.750%       02/15/2033          425,000            401,388
                                                                                                       ------------
                                                                                                          1,157,597
     UTILITIES (0.2%)
     Entergy Arkansas                                   4.500%       06/01/2010          150,000            150,040
                                                                                                       ------------

     TOTAL CORPORATE BONDS (IDENTIFIED COST $19,012,330)                                                 16,722,973
                                                                                                       ------------
     MUNICIPAL BONDS (0.3%)
     Fort Walton Defense Housing (4,7)                  5.206%       10/15/2009          250,000            234,142
                                                                                                       ------------

     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $233,502)                                                       234,142
                                                                                                       ------------
     U.S. GOVERNMENT AND AGENCY SECURITIES (45.5%)
     FEDERAL HOME LOAN BANK (FHLB) (2.0%)
     FHLB                                               4.250%       06/24/2013          300,000            300,061
     FHLB                                               4.375%       07/16/2013          550,000            550,444
     FHLB                                               6.045%       05/12/2014          300,000            340,419
     FHLB (3)                                           5.500%       07/02/2015          360,000            361,556
                                                                                                       ------------
                                                                                                          1,552,480
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (3.0%)
     FHLMC                                              3.750%       03/04/2011        1,000,000          1,005,137
     FHLMC                                              3.500%       03/17/2011        1,000,000          1,002,107
     FHLMC                                              5.000%       03/27/2018          190,000            190,058
     FHLMC                                              5.000%       06/11/2018          450,000            450,135
     FHLMC                                              5.000%       07/23/2018          310,000            310,093
     FHLMC (3)                                          5.125%       07/23/2018          389,000            389,121
                                                                                                       ------------
                                                                                                          3,346,652

                        INTERMEDIATE FIXED - INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.0%)
     FNMA                                                4.350%      07/02/2013    $     325,000       $    326,575
     FNMA                                                4.000%      02/06/2013        1,000,000          1,013,788
     FNMA                                                5.500%      07/30/2025          450,000            450,339
                                                                                                       ------------
                                                                                                          1,790,702
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (0.6%)
     Small Business Administration                       4.640%      05/01/2023          509,493            508,760
                                                                                                       ------------
     U.S. TREASURY BONDS & NOTES (36.4%)
     U.S. Treasury Bond                                  7.500%      11/15/2016        1,215,000          1,587,094
     U.S. Treasury Bond                                  8.875%      08/15/2017        1,605,000          2,286,372
     U.S. Treasury Bond                                  8.125%      08/15/2019        3,385,000          4,715,474
     U.S. Treasury Bond                                  8.500%      02/15/2020        1,050,000          1,506,341
     U.S. Treasury Bond                                  7.875%      02/15/2021        1,235,000          1,712,599
     U.S. Treasury Bond                                  6.875%      08/15/2025        1,045,000          1,378,094
     U.S. Treasury Bond                                  6.250%      05/15/2030        1,215,000          1,553,111
     U.S. Treasury Note                                  5.750%      08/15/2010          985,000          1,079,117
     U.S. Treasury Note                                  4.875%      04/30/2011        1,825,000          1,988,394
     U.S. Treasury Note                                  3.875%      02/15/2013        1,225,000          1,307,113
     U.S. Treasury Note                                  4.250%      11/15/2014        1,215,000          1,328,527
     U.S. Treasury STRIP (4)                             3.864%      11/15/2017       11,795,036          8,156,834
                                                                                                       ------------
                                                                                                         28,599,070
     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (IDENTIFIED COST $34,844,269)                                                                     35,797,663
                                                                                                       ------------
     SHORT-TERM INVESTMENTS (2.8%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase agreement
     $2,197,118 collateralized by U.S. Government
     Agency Securities) (8)                              1.940%      04/01/2008    $   2,197,000          2,197,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,197,000)                                            2,197,000
                                                                                                       ------------

     TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $84,666,858)(9)                                          77,629,746
     TOTAL OTHER ASSETS LESS LIABILITIES (1.3%)                                                             989,469
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $ 78,619,215
                                                                                                       ============

(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3) REPRESENTS A STEP BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF MARCH 31, 2008.
(4) REPRESENTS A ZERO COUPON BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF MARCH 31, 2008.
(5)  SECURITY HAS A MINIMUM COUPON RATE OF 3.000%.
(6)  INTEREST ONLY SECURITY. RATE DISCLOSED IS YIELD TO MATURITY.
(7) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(8)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(9)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
(10) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     ASSET BACKED SECURITIES (13.4%)
     ASSET-BACKED SECURITIES (OTHER) (12.6%)
     Argent Securities (1)                                    2.889%      07/25/2036    $     455,000        $   185,717
     Bear Stearns Commercial Mortgage Securities              5.064%      05/14/2016        1,000,000          1,029,770
     Bear Stearns Commercial Mortgage Securities (1,2,4)      0.205%      11/11/2041       62,967,897            919,029
     Captec Franchise Trust (1,2,4)                           1.031%      10/25/2018       19,975,848            312,560
     CDO Repackaging Trust Series (1,2,8)                     6.058%      01/17/2036          628,242            439,769
     CNL Funding (1,2,4,8)                                    1.579%      09/18/2012        8,147,550            221,508
     Commercial Industrial Finance (1,2,8)                    7.076%      03/01/2021          650,000            324,695
     Countrywide Home Loan Mortgage Pass Through
       Trust                                                  5.250%      12/25/2009          342,914            345,435
     Falcon Franchise Loan (1,2,4)                            2.579%      06/05/2020        8,526,455          1,207,363
     Falcon Franchise Loan (2)                                6.067%      01/05/2023          602,421            625,252
     Falcon Franchise Loan (2)                                4.856%      01/05/2025          265,620            271,517
     Falcon Franchise (1,2,4)                                 3.080%      01/05/2023        1,295,628            147,443
     Luxembourg Fund Holdings of KODIAK
       Currency (1,2,8)                                       4.662%      08/07/2037        1,017,531             50,877
     Orion Ltd. CDO (1,2,8)                                   6.558%      09/10/2046          342,400             34,240
     Restructured Asset Securities (1,2,8)                    3.900%      01/29/2022        1,550,000            930,000
     SACO I (1)                                               3.039%      01/25/2037          700,000            446,040
                                                                                                             -----------
                                                                                                               7,491,215

     FINANCE-OTHER (0.8%)
     Centex Home Equity Company, LLC (1,2,8)                  6.099%      07/25/2034          255,991             84,477
     Home Equity Mortgage Trust                               5.367%      07/25/2036          581,307            407,516
                                                                                                             -----------
                                                                                                                 491,993

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $12,285,665)                                               7,983,208
                                                                                                             -----------
     COLLATERALIZED MORTGAGE OBLIGATIONS (27.1%)
     Banc of America SST (2)                                  6.274%      10/11/2033        1,000,000            939,238
     Banc of America                                          4.429%      11/10/2039          260,000            250,704
     Commercial Mortgage (1,2)                                7.012%      02/14/2034          150,000            149,017
     Countrywide Alternative Loan Trust                       6.000%      05/25/2036        1,078,580            997,254
     CS First Boston Mortgage Securities                      6.300%      11/15/2030          220,266            221,084
     Entertainment Properties Trust (2)                       6.223%      02/15/2018          400,000            362,546
     FHLMC                                                    4.400%      06/19/2013        1,000,000          1,004,220
     FHLMC                                                    6.050%      08/15/2014        2,000,000          2,023,518
     FHLMC                                                    4.500%      03/15/2019          364,490            361,862
     FHLMC                                                    5.500%      10/15/2034        1,210,000          1,216,094
     First Union National Bank Commercial Mortgage            6.423%      08/15/2033          478,209            488,927
     FNMA                                                     5.500%      11/25/2032          500,000            511,481
     FNMA (1,4)                                               0.723%      02/25/2035        2,026,165             16,168

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FNMA (4)                                                 0.000%      06/17/2040    $  31,386,667        $     9,808
     GE Capital Commercial Mortgage                           6.496%      01/15/2033          288,430            295,243
     GMAC Commercial Mortgage Securities (1)                  6.590%      05/15/2033          160,000            161,390
     GMAC Mortgage Corp. Loan Trust (1)                       4.303%      12/19/2033          250,000            237,382
     GNMA Trust (1,4)                                         0.674%      01/16/2042        9,806,024            219,474
     GNMA                                                     3.360%      08/16/2022          258,675            257,806
     Government Lease Trust (2,3)                             4.000%      05/18/2011          877,041            894,805
     Harborview Mortgage Loan Trust (1)                       4.389%      06/19/2034           14,367             13,570
     LB-UBS Commercial Mortgage Trust                         4.071%      09/15/2026          499,739            489,441
     Marathon Structured Finance CDO Ltd. (1,2,8)             6.644%      07/26/2046        1,033,122            729,312
     Morgan Stanley Capital I (1,2)                           7.108%      06/03/2030          250,000            247,148
     Preferred Term Securities XII (1,2)                      4.630%      03/24/2034          650,000            631,800
     Salomon Brothers Mortgage Securities VII (1,2,4)         0.338%      11/13/2011       90,943,522          1,893,508
     Washington Mutual (1)                                    5.616%      01/25/2036        1,426,645          1,443,229
                                                                                                             -----------
                                                                                                              16,066,029

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                16,066,029
       (IDENTIFIED COST $17,804,472)                                                                         -----------

     CORPORATE BONDS (20.1%)
     DIVERSIFIED FINANCIAL SERVICES (2.2%)
     General Electric Capital                                 5.720%      08/22/2011          500,000            506,779
     General Electric Capital                                 6.900%      09/15/2015          725,000            811,862
                                                                                                             -----------
                                                                                                               1,318,641

     ELECTRIC UTILITIES (1.4%)
     MP Environmental Funding LLC (8)                         4.982%      07/15/2014          890,525            837,094
                                                                                                             -----------

     FINANCE-BANKING (4.8%)
     Centura Bank                                             6.500%      03/15/2009          250,000            257,595
     Centura Capital Trust (2)                                8.845%      06/01/2027          460,000            480,004
     M&T Trust (1,2)                                          4.198%      04/01/2013        1,000,000            946,000
     Royal Bank of Canada (1)                                 1.510%      04/14/2008          500,000            500,000
     Washington Mutual                                        8.250%      04/01/2010          750,000            652,500
                                                                                                             -----------
                                                                                                               2,836,099

     FINANCE-BROKER RELATED (BROKERAGE) (0.7%)
     Lehman Brothers Holdings                                 5.750%      04/25/2011          415,000            407,874
                                                                                                             -----------

     FINANCE-OTHER (1.6%)
     MBIA Global Funding LLC (2)                              4.375%      03/15/2010          460,000            410,637
     Regional Diversified Funding (1,2,8)                     4.651%      01/25/2036        1,000,000            283,750
     TIAA Global Markets (2)                                  4.875%      01/12/2011          250,000            255,519
                                                                                                             -----------
                                                                                                                 949,906

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-ENERGY (0.6%)
     Premcor Refining                                         7.500%      06/15/2015    $     360,000        $   376,970
                                                                                                             -----------

     INDUSTRIAL-OTHER (1.3%)
     Canal Pointe LLC (1,2,8)                                 6.210%      06/25/2014          400,000            129,240
     Duane Park V Ltd. (1,2,8)                                5.405%      09/25/2014          775,000            581,250
     Grand CDO (1,2,8)                                        8.542%      09/20/2016          250,000             83,250
                                                                                                             -----------
                                                                                                                 793,740

     INDUSTRIAL-TRANSPORTATION (0.8%)
     Norfolk Southern                                         5.257%      09/17/2014          455,000            461,472
                                                                                                             -----------

     INSURANCE (5.0%)
     Blue Cross & Blue Shield of Florida (2)                  8.250%      11/15/2011        1,000,000          1,090,958
     International Lease Finance                              5.550%      09/05/2012        1,890,000          1,870,856
                                                                                                             -----------
                                                                                                               2,961,814

     SOVEREIGN AGENCY (0.8%)
     Tennessee Valley Authority Principal - Strip (5)         7.421%      04/15/2042          500,000            451,220
                                                                                                             -----------

     UTILITIES (0.9%)
     Entergy Arkansas                                         4.500%      06/01/2010          550,000            550,147
                                                                                                             -----------

     TOTAL CORPORATE BONDS (IDENTIFIED COST $13,480,037)                                                      11,944,977
                                                                                                             -----------

     U.S. GOVERNMENT AND AGENCY SECURITIES (34.9%)
     DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.7%)
     HUD                                                      6.330%      08/01/2013        1,000,000          1,012,567
                                                                                                             -----------

     FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.7%)
     FAMC                                                     5.900%      03/03/2009        1,000,000          1,032,743
                                                                                                             -----------

     FEDERAL FARM CREDIT BANK (FFCB) (0.6%)
     FFCB                                                     6.320%      10/12/2010          325,000            355,423
                                                                                                             -----------

     FEDERAL HOME LOAN BANK (FHLB) (11.5%)
     FHLB (1)                                                 4.426%      09/29/2008          350,000            354,648
     FHLB                                                     4.600%      02/05/2009        1,000,000          1,019,201
     FHLB                                                     4.750%      04/24/2009        2,000,000          2,051,900
     FHLB (3)                                                 5.000%      07/15/2009          185,000            185,124
     FHLB                                                     3.450%      02/22/2011        1,200,000          1,204,355
     FHLB                                                     4.000%      12/19/2011        2,000,000          2,008,282
                                                                                                             -----------
                                                                                                               6,823,510

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (3.5%)
     FHLMC                                                    5.000%      01/30/2009          850,000            868,819

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - CONTINUED
     FHLMC                                                    6.000%      08/07/2013    $   1,000,000        $ 1,044,309
     FHLMC (1)                                                7.000%      01/15/2037          165,833            146,625
                                                                                                             -----------
                                                                                                               2,059,753

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.9%)
     FNMA                                                     7.000%      12/01/2008            1,189              1,203
     FNMA                                                     6.000%      07/25/2033          500,000            517,992
                                                                                                             -----------
                                                                                                                 519,195

     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.9%)
     Small Business Administration                            8.017%      02/10/2010          532,368            557,077
     Small Business Administration                            4.640%      05/01/2023          578,812            577,979
                                                                                                             -----------
                                                                                                               1,135,056

     U.S. TREASURY BONDS & NOTES (13.1%)
     U.S. Treasury Bond - Strip (4)                           3.150%      02/15/2014        3,000,000          2,548,050
     U.S. Treasury Note                                       4.375%      12/15/2010        4,000,000          4,282,812
     U.S. Treasury Note                                       3.875%      02/15/2013          900,000            960,328
                                                                                                             -----------
                                                                                                               7,791,190

     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                              20,729,437
       (IDENTIFIED COST $20,142,689)                                                                         -----------

     SHORT-TERM INVESTMENTS (2.4%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $1,401,076
     collateralized by U.S. Government Agency
     Securities) (6)                                          1.940%      04/01/2008        1,401,000          1,401,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,401,000)                                                 1,401,000
                                                                                                             -----------

     TOTAL INVESTMENTS (97.9%) (IDENTIFIED COST $65,113,863)(7)                                               58,124,651
     TOTAL OTHER ASSETS LESS LIABILITIES (2.1%)                                                                1,252,275
                                                                                                             -----------
     TOTAL NET ASSETS (100.0%)                                                                               $59,376,926
                                                                                                             ===========

(1) REPRESENTS AN ADJUSTABLE RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD OF DIRECTORS.
(3)  REPRESENTS A STEP BOND. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(4)  INTEREST ONLY SECURITY. RATE DISCLOSED IS YIELD TO MATURITY.
(5)  PO -- PRINCIPAL ONLY.
(6)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(7)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
(8) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     ASSET BACKED SECURITIES (1.2%)
     JP Morgan Mortgage Acquisition (1)                       2.659%      04/01/2037    $     558,430        $   515,077
     Merrill Lynch First Franklin Mortgage Loan Trust (1)     2.719%      04/25/2037          337,676            324,103
     TMS SBA Loan Trust (1999 1-A) (1)                        3.800%      07/15/2025          107,868             96,455
                                                                                                             -----------
                                                                                                                 935,635

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $960,652)                                                    935,635
                                                                                                             -----------

     PROJECT LOANS (0.0%)
     Merrill Lynch 42 (5)                                     7.430%      09/01/2022            2,517              2,567
                                                                                                             -----------

     TOTAL PROJECT LOANS (IDENTIFIED COST $2,551)                                                                  2,567
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (60.2%)
     COLLATERALIZED MORTGAGE OBLIGATION - OTHER (31.2%)
     Banc of America Alternative Loan Trust (2003-10 6A2)     5.500%      12/25/2018          187,311            181,406
     Banc of America Alternative Loan Trust (2004-3 4A1)      5.000%      04/25/2019          249,490            246,917
     Bear Stearns Adjustable Rate Mortgage Trust (1)          4.765%      12/25/2035          522,021            510,094
     Bear Stearns Adjustable Rate Mortgage Trust 1            5.650%      07/25/2036        1,585,436          1,531,712
     Bear Stearns Commercial Mortgage Securities              5.700%      06/11/2050          500,000            491,678
     Chase Mortgage Finance                                   5.000%      03/25/2018          280,846            272,589
     Chase Mortgage Finance                                   5.000%      10/25/2018          468,187            459,523
     Citimortgage Alternative Loan Trust                      6.000%      02/25/2037          540,699            515,943
     Citimortgage Alternative Loan Trust                      5.750%      03/25/2037          294,581            282,541
     Countrywide Alternative Loan Trust (2004-J2A1)           6.500%      03/25/2034          117,514            108,144
     Countrywide Alternative Loan Trust (2007-16CB)           6.000%      08/25/2037          410,000            397,920
     Countrywide Alternative Loan Trust (2007-3T1)            6.000%      04/25/2037          388,913            375,982
     Countrywide Alternative Loan Trust                       5.000%      07/25/2018          102,415            102,895
     Countrywide Alternative Loan Trust                       5.000%      01/25/2020          112,830            108,282
     Countrywide Alternative Loan Trust                       5.250%      03/25/2035          161,115            144,242
     Countrywide Alternative Loan Trust                       5.250%      06/25/2035          376,183            329,125
     Countrywide Alternative Loan Trust                       6.000%      10/25/2035          275,516            252,230
     Countrywide Alternative Loan Trust                       5.500%      12/25/2035          210,301            196,230
     Countrywide Alternative Loan Trust                       5.500%      02/25/2036          497,444            452,798
     Countrywide Alternative Loan Trust                       6.000%      08/25/2036          505,247            508,044
     Countrywide Alternative Loan Trust                       6.000%      11/25/2036          106,518             95,648
     Countrywide Alternative Loan Trust                       6.000%      01/25/2037          199,872            196,359
     Countrywide Alternative Loan Trust                       5.750%      03/25/2037          400,000            343,176
     Countrywide Alternative Loan Trust                       6.000%      08/25/2037          545,737            492,072
     Countrywide Alternative Loan Trust                       6.000%      08/25/2037          430,442            430,980
     Countrywide Alternative Loan Trust (1)                   2.726%      03/20/2047          312,922            237,225

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     COLLATERALIZED MORTGAGE OBLIGATION - OTHER - CONTINUED
     Countrywide Home Loan Mortgage Pass Through Trust        4.500%      12/25/2018    $     223,206        $   221,365
     Countrywide Home Loan Mortgage Pass Through Trust        5.000%      05/25/2019          172,862            169,057
     Countrywide Home Loan Mortgage Pass Through
       Trust (1)                                              4.213%      05/20/2034          378,878            366,566
     Countrywide Home Loan Mortgage Pass Through Trust        5.500%      11/25/2035           86,465             86,737
     CS First Boston Mortgage Securities                      5.250%      10/25/2019          144,641            137,842
     Deutsche ALT-A Securities Alternate Loan Trust (1)       2.799%      02/25/2047          285,332            217,174
     FHLMC                                                    5.500%      02/15/2017          552,813            573,790
     FHLMC                                                    5.500%      09/15/2017          500,000            520,670
     First Horizon Alternative Mortgage Securities            5.500%      03/25/2035          183,683            168,645
     First Horizon Asset Securities                           5.000%      05/25/2018          386,750            382,831
     FNMA - Strip (2)                                         0.000%      12/01/2033          349,823            278,649
     FNMA +                                                   5.850%      02/25/2022          491,692            508,766
     FNMA (6)                                                 6.000%      11/25/2033          338,114             72,839
     GNMA                                                     5.500%      09/20/2035          250,052            259,409
     Greenwich Capital Commercial Funding                     5.444%      03/10/2039          280,000            272,425
     GSR Mortgage Loan Trust (1)                              5.168%      10/25/2035          491,394            486,653
     GSR Mortgage Loan Trust (1)                              5.178%      01/25/2036        1,153,012          1,104,473
     GSR Mortgage Loan Trust                                  5.750%      02/25/2036          302,783            302,930
     GSR Mortgage Loan Trust (1)                              2.789%      08/25/2046          372,244            283,192
     JP Morgan Mortgage Trust                                 5.500%      12/25/2019          260,220            256,549
     LB-UBS Commercial Mortgage Trust                         5.430%      02/15/2040          325,000            315,504
     LB-UBS Commercial Mortgage Trust (1)                     5.866%      09/15/2045        1,000,000            996,163
     Lehman Mortgage Trust                                    5.500%      12/25/2035          276,606            262,510
     Master Asset Securitization Trust                        5.250%      08/25/2019           94,635             95,640
     MASTR Asset Securitization Trust                         5.000%      06/25/2018          300,077            302,414
     Residential Accredit Loans                               5.500%      12/25/2017          385,044            381,435
     Residential Accredit Loans                               5.000%      03/25/2019          226,578            217,444
     Residential Accredit Loans                               6.000%      03/25/2036          208,597            203,909
     Residential Accredit Loans (1)                           2.749%      02/25/2047          466,248            325,881
     Residential Funding Mortgage Securities I                5.000%      01/25/2018          496,537            494,821
     Residential Funding Mortgage Securities I                5.250%      07/25/2035          460,000            425,936
     Residential Funding Mortgage Securities I                6.000%      02/25/2037          250,000            250,438
     Washington Mutual Mortgage Pass-Through Certificates     5.000%      03/25/2018          200,151            193,696
     Washington Mutual                                        5.000%      11/25/2018           73,878             72,812
     Wells Fargo Alternative Loan Trust                       6.000%      06/25/2037        1,717,151          1,623,245
     Wells Fargo Alternative Loan Trust                       5.750%      07/25/2037          750,000            640,955
     Wells Fargo Mortgage Backed Securities Trust             5.000%      01/25/2019          574,744            576,002
     Wells Fargo Mortgage Backed Securities Trust             6.000%      07/25/2037          290,000            267,400

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     COLLATERALIZED MORTGAGE OBLIGATION - OTHER - CONTINUED
     Wells Fargo Mortgage Backed Securities Trust             6.000%      08/25/2037    $     383,546        $   366,047
     Wells Fargo Mortgage Backed Securities Trust             6.000%      09/25/2037          400,000            394,088
                                                                                                             -----------
                                                                                                              24,340,657

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (1.4%)
     FHLMC (1)                                                5.703%      06/01/2036          492,784            505,259
     FHLMC                                                    5.500%      06/15/2036          140,000            139,594
     FHLMC (1,6)                                              3.313%      03/15/2037          795,152             53,738
     FHLMC (1)                                                5.769%      11/01/2037          324,903            330,421
     FHLMC (1,6)                                              3.153%      12/15/2037        1,316,562             97,607
                                                                                                             -----------
                                                                                                               1,126,619

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (0.7%)
     FHLMC - Gold                                             7.500%      09/01/2014           14,929             15,644
     FHLMC - Gold                                             7.000%      06/01/2015              357                375
     FHLMC - Gold                                             7.500%      07/01/2015            1,289              1,354
     FHLMC - Gold                                             8.000%      07/01/2024            3,578              3,889
     FHLMC - Gold                                             8.000%      07/01/2024           40,285             43,779
     FHLMC - Gold                                             8.000%      07/01/2024              557                605
     FHLMC - Gold                                             8.000%      08/01/2024            2,216              2,408
     FHLMC - Gold                                             8.000%      07/01/2025           27,767             30,163
     FHLMC - Gold                                             8.000%      09/01/2025              319                347
     FHLMC - Gold                                             8.000%      11/01/2025            1,060              1,151
     FHLMC - Gold                                             8.000%      12/01/2025            4,218              4,582
     FHLMC - Gold                                             8.000%      01/01/2026              351                381
     FHLMC - Gold                                             8.000%      06/01/2026            7,929              8,604
     FHLMC - Gold                                             5.500%      01/01/2029           22,312             22,657
     FHLMC - Gold                                             4.500%      03/01/2037          299,570            288,790
     FHLMC                                                    6.000%      11/15/2023          121,631            122,393
                                                                                                             -----------
                                                                                                                 547,122

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (26.3%)
     FNMA                                                     6.500%      03/01/2029           61,527             64,345
     FNMA                                                     6.500%      03/01/2029            7,559              7,902
     FNMA                                                     6.500%      06/01/2029            6,597              6,897
     FNMA                                                     6.500%      07/01/2029            7,686              8,035
     FNMA                                                     6.500%      07/01/2029            1,204              1,259
     FNMA                                                     7.500%      09/01/2029           75,794             81,952
     FNMA                                                     6.500%      09/01/2031            7,342              7,662
     FNMA                                                     7.500%      12/01/2031            6,581              7,097
     FNMA                                                     6.500%      07/01/2032            5,543              5,778
     FNMA                                                     6.500%      07/01/2032            2,130              2,220
     FNMA                                                     6.500%      01/01/2033            6,582              6,868
     FNMA                                                     6.500%      10/01/2033           56,800             59,127
     FNMA                                                     5.000%      11/01/2033        3,660,307          3,632,964

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY - CONTINUED
     FNMA                                                     5.500%      04/01/2034    $      19,290        $    19,522
     FNMA                                                     6.500%      07/01/2034           74,538             77,448
     FNMA                                                     5.000%      08/01/2034          273,357            271,280
     FNMA                                                     5.000%      08/01/2034           90,916             90,236
     FNMA                                                     6.500%      09/01/2034           28,249             29,352
     FNMA                                                     5.000%      10/01/2034          710,880            705,567
     FNMA                                                     5.000%      12/01/2034          405,363            402,333
     FNMA                                                     5.500%      03/01/2035        4,325,928          4,377,918
     FNMA                                                     5.000%      12/01/2035        1,300,378          1,289,898
     FNMA                                                     5.500%      09/01/2036        3,513,792          3,558,602
     FNMA                                                     6.000%      01/01/2037          189,788            194,639
     FNMA                                                     6.000%      02/01/2037        1,509,026          1,547,595
     FNMA (1)                                                 5.485%      03/01/2037          398,965            405,099
     FNMA                                                     6.500%      08/01/2037        1,404,559          1,455,887
     FNMA                                                     6.500%      08/01/2037          568,494            589,269
     FNMA                                                     6.000%      09/01/2037          477,301            489,378
     FNMA                                                     6.500%      09/01/2037          569,601            590,416
     FNMA (1)                                                 5.578%      11/01/2037          543,183            551,871
                                                                                                             -----------
                                                                                                              20,538,416

     FEDERAL NATIONAL MORTGAGE CORP (FNMA) (0.4%)
     FNMA (1,6)                                               4.601%      01/25/2037        1,255,408            113,323
     FNMA (1,6)                                               3.341%      01/25/2038        2,191,363            152,564
     FNMA (1,5,6)                                             3.641%      03/25/2038        1,257,624             92,553
                                                                                                             -----------
                                                                                                                 358,440

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-PASS-THROUGH-AGENCY (0.2%)
     GNMA                                                     5.500%      04/15/2014           51,453             52,828
     GNMA                                                     6.500%      08/15/2014            6,247              6,545
     GNMA                                                     8.000%      03/15/2017            1,635              1,780
     GNMA                                                     6.500%      12/15/2023           23,881             24,944
     GNMA                                                     8.000%      09/20/2026           42,566             46,519
     GNMA                                                     7.500%      09/15/2027            7,712              8,320
     GNMA                                                     7.500%      10/15/2029            9,552             10,296
                                                                                                             -----------
                                                                                                                 151,232

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
       (IDENTIFIED COST $46,939,005)                                                                          47,062,486
                                                                                                             -----------

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (38.4%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $29,972,615
     collateralized by U.S. Government Agency Securities)     1.940%      04/01/2008    $  29,971,000        $29,971,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $29,971,000)                                               29,971,000
                                                                                                             -----------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $77,873,208)                                                  77,971,688
                                                                                                             -----------

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                  120,000
                                                                                                             -----------
     TOTAL NET ASSETS (100.0%)                                                                               $78,091,688
                                                                                                             ===========

------------------------------------------------------------------------------------------------------------------------
     FORWARD COMMITMENT
                                                            INTEREST       DELIVERY       PRINCIPAL
     AGENCY                                                   RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     TBA PURCHASE COMMITMENTS AT MARCH 31, 2008 (COST PAYABLE $70,604,083) (90.9%)
     FHLMC                                                    6.000%      04/01/2016    $     100,000       $    102,844
     FHLMC                                                    4.500%      04/01/2019          200,000            198,750
     FHLMC                                                    6.500%      04/01/2032          400,000            414,875
     FHLMC                                                    6.500%      04/01/2032          600,000            622,313
     FHLMC                                                    6.000%      04/15/2034        1,000,000          1,025,312
     FHLMC                                                    5.000%      04/01/2036        1,500,000          1,485,000
     FHLMC                                                    5.000%      04/01/2036          600,000            594,000
     FHLMC                                                    5.000%      04/01/2036          800,000            792,000
     FHLMC                                                    5.500%      04/15/2037        2,400,000          2,423,251
     FNMA                                                     4.500%      04/30/2020          500,000            497,188
     FNMA                                                     6.000%      04/30/2020          100,000            102,906
     FNMA                                                     6.000%      04/01/2032          500,000            512,188
     FNMA                                                     6.000%      04/01/2032        1,000,000          1,024,375
     FNMA                                                     4.500%      04/14/2033        2,000,000          1,928,124
     FNMA                                                     5.500%      04/30/2035       14,900,000         15,039,688
     FNMA                                                     5.500%      04/30/2035        5,000,000          5,046,875
     FNMA                                                     5.500%      04/30/2035        3,000,000          3,028,125
     FNMA                                                     5.500%      04/30/2035       13,100,000         13,222,813
     FNMA                                                     6.500%      05/01/2037        3,200,000          3,307,002
     FNMA                                                     5.000%      04/01/2038        2,100,000          2,078,345
     FNMA                                                     5.000%      04/01/2038          300,000            296,906
     GNMA                                                     5.500%      04/18/2032        1,700,000          1,728,155
     GNMA                                                     5.500%      04/22/2034          700,000            713,563
     GNMA                                                     5.500%      04/22/2034        1,500,000          1,529,063
     GNMA                                                     5.500%      05/21/2037        1,000,000          1,016,562
     GNMA                                                     5.000%      04/01/2038        1,600,000          1,599,501
     GNMA                                                     5.500%      04/01/2038        3,500,000          3,567,813
     GNMA                                                     6.000%      04/01/2038        3,700,000          3,817,938
     GNMA                                                     6.000%      04/01/2038          700,000            722,313
     GNMA                                                     6.000%      04/01/2038        2,500,000          2,583,293
                                                                                                            ------------
                                                                                                            $ 71,021,081
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------
     FORWARD COMMITMENT
                                                            INTEREST       DELIVERY       PRINCIPAL
     AGENCY                                                   RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     TBA SALE COMMITMENTS AT MARCH 31, 2008 (COST PAYABLE $30,498,563) (-39.1%)
     FHLMC                                                    6.000%      04/15/2034         (500,000)          (512,656)
     FNMA                                                     6.500%      04/01/2031       (1,700,000)        (1,760,562)
     FNMA                                                     6.000%      04/01/2032         (700,000)          (717,063)
     FNMA                                                     6.000%      04/01/2032         (500,000)          (512,188)
     FNMA                                                     6.000%      04/01/2032       (1,400,000)        (1,434,125)
     FNMA                                                     6.000%      05/01/2032         (500,000)          (509,043)
     FNMA                                                     5.500%      04/30/2035       (5,600,000)        (5,652,500)
     FNMA                                                     5.500%      04/30/2035       (8,900,000)        (8,983,438)
     FNMA                                                     6.500%      05/01/2037       (3,000,000)        (3,100,314)
     GNMA                                                     5.500%      04/18/2032       (3,500,000)        (3,557,967)
     GNMA                                                     5.500%      04/22/2034       (1,000,000)        (1,019,375)
     GNMA                                                     5.500%      04/01/2038       (1,700,000)        (1,732,938)
     GNMA                                                     6.000%      04/01/2038       (1,000,000)        (1,033,317)
                                                                                                            ------------
                                                                                                            $(30,525,486)
                                                                                                            ============

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS
                                                                                                            UNREALIZED
                                                                                           UNITS PER       APPRECIATION/
     TYPE                                                  EXPIRATION      CONTRACTS        CONTRACT      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
     10 Year US Treasury Note Future (Sell)                 06/22/08          (73)           1,000          $   (181,648)
     5 Year US Treasury Note Future (Buy)                   06/30/08          133            1,000                49,029
     US Long Bond Future (Sell)                             06/22/08          (30)           1,000               (21,246)
                                                                                                            ------------
                                                                                                            $   (153,865)
                                                                                                            ============

+ SECURITY, OR A PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2)  PO - PRINCIPAL ONLY
(3)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(4)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
(5) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(6)  INTEREST ONLY SECURITY. RATE DISCLOSED IS YIELD TO MATURITY.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE          AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------
     AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (25.1%)
     FHLMC Stated Final                                  3.255%      12/15/2010    $   1,810,642       $  1,821,918
     FHLMC                                               4.000%      06/15/2013        1,897,888          1,908,582
     FHLMC                                               5.000%      11/15/2016        3,500,000          3,626,547
     FHLMC                                               5.250%      05/15/2017        1,724,451          1,759,189
     FNMA                                                5.500%      12/25/2014        1,354,693          1,409,524
     FNMA                                                5.000%      10/25/2016        2,500,000          2,589,986
     FNMA                                                5.500%      02/25/2017        2,128,064          2,196,614
     FNMA                                                4.000%      11/25/2025          636,403            636,060
                                                                                                       ------------
                                                                                                         15,948,420

     TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
        (IDENTIFIED COST $15,410,288)                                                                    15,948,420
                                                                                                       ------------

     U.S. AGENCY BONDS (61.7%)
     FEDERAL FARM CREDIT BANK (FFCB) (2.5%)
     FFCB                                                5.960%      06/16/2008          600,000            604,363
     FFCB                                                3.050%      06/23/2010        1,000,000          1,000,141
                                                                                                       ------------
                                                                                                          1,604,504
     FEDERAL HOME LOAN BANK (FHLB) (20.6%)
     FHLB                                                3.280%      01/16/2009        1,000,000          1,000,419
     FHLB                                                5.000%      12/11/2009        5,000,000          5,227,360
     FHLB                                                5.000%      03/12/2010        4,610,000          4,849,439
     FHLB                                                3.875%      06/04/2010        1,000,000          1,000,188
     FHLB                                                5.600%      06/16/2010        1,000,000          1,006,988
                                                                                                       ------------
                                                                                                         13,084,394
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (10.9%)
     FHLMC - Gold                                        5.000%      10/01/2014        1,251,828          1,286,334
     FHLMC - Gold                                        4.500%      09/01/2013        1,100,952          1,119,875
     FHLMC - Gold                                        4.000%      05/01/2014        2,274,155          2,287,736
     FHLMC - Gold                                        4.500%      06/01/2014        2,186,289          2,224,409
                                                                                                       ------------
                                                                                                          6,918,354
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (15.0%)
     FNMA                                                4.500%      05/01/2014        1,094,739          1,112,606
     FNMA                                                4.500%      07/01/2014        2,234,176          2,270,603
     FNMA                                                5.000%      02/01/2015        1,444,266          1,484,403
     FNMA                                                4.500%      04/01/2015        1,679,834          1,706,694
     FNMA                                                4.500%      09/01/2018        1,243,622          1,242,961
     FNMA (1)                                            4.959%      03/25/2027        1,757,094          1,731,516
                                                                                                       ------------
                                                                                                          9,548,783
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (12.7%)
     SBA (1)                                             5.875%      06/25/2008            3,246              3,224
     SBA (1)                                             7.625%      07/25/2008              253                251

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) - CONTINUED
     SBA (1)                                             4.000%      02/25/2010    $       5,001       $      4,996
     SBA (1)                                             5.250%      02/25/2010           12,372             12,360
     SBA (1)                                             5.875%      03/25/2011           19,602             19,608
     SBA (1)                                             3.875%      03/25/2013           66,147             66,293
     SBA (1)                                             4.000%      01/25/2014            3,030              3,045
     SBA (1)                                             8.265%      05/25/2014          252,896            265,826
     SBA (1)                                             5.250%      06/25/2014            4,149              4,186
     SBA (1)                                             6.575%      11/25/2014        1,313,040          1,353,436
     SBA (1)                                             4.375%      04/25/2016           14,987             14,783
     SBA (1)                                             7.625%      07/25/2016           35,664             36,453
     SBA (1)                                             4.000%      03/25/2017           13,230             13,362
     SBA (1)                                             4.125%      07/25/2017           42,665             43,215
     SBA (1)                                             5.375%      09/25/2017            6,427              6,511
     SBA (1)                                             4.000%      12/25/2017          276,103            279,048
     SBA (1)                                             4.000%      02/25/2018           14,414             14,570
     SBA (1)                                             4.800%      05/25/2018        2,078,115          2,080,539
     SBA (1)                                             3.750%      08/25/2018          413,460            415,790
     SBA (1)                                             3.700%      01/25/2019           38,669             38,861
     SBA (1)                                             4.000%      06/25/2019           89,848             90,780
     SBA (1)                                             4.750%      06/25/2020        1,989,945          1,991,202
     SBA (1)                                             3.750%      09/25/2020           33,828             34,020
     SBA (1)                                             3.500%      04/25/2021           64,388             64,445
     SBA (1)                                             6.375%      04/25/2021            6,635              6,674
     SBA (1)                                             5.875%      07/25/2021           13,605             14,030
     SBA (1)                                             3.625%      10/25/2021          190,383            191,172
     SBA (1)                                             4.750%      09/25/2022           15,799             15,817
     SBA (1)                                             7.625%      10/25/2024           33,311             35,856
     SBA (1)                                             3.750%      11/25/2024           85,641             86,306
     SBA (1)                                             3.625%      01/25/2025          198,840            199,935
     SBA (1)                                             7.875%      02/25/2025           45,101             48,692
     SBA (1)                                             7.125%      06/25/2025           15,279             15,870
     SBA (1)                                             6.125%      09/25/2025           30,416             31,387
     SBA (1)                                             7.625%      10/25/2025           29,972             31,957
     SBA (1)                                             4.700%      02/25/2030          525,604            525,831
                                                                                                       ------------
                                                                                                          8,060,331

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $38,498,262)                                               39,216,366
                                                                                                       ------------

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (12.5%)
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $7,950,428
     collateralized by U.S. Government Agency
     Securities)(2)                                      1.940%      04/01/2008    $   7,950,000       $  7,950,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,950,000)                                            7,950,000
                                                                                                       ------------

     TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $61,858,550)(3)                                          63,114,786
                                                                                                       ------------
     TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                             420,023
                                                                                                       ------------
     TOTAL NET ASSETS (100.0%)                                                                         $ 63,534,809
                                                                                                       ============

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(3)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------
     U.S. AGENCY BONDS (77.3%)
     FEDERAL HOME LOAN BANK (FHLB) (29.4%)
     FHLB                                                4.500%      04/14/2008    $  25,000,000    $    25,000,000
     FHLB                                                4.375%      04/21/2008       16,000,000         16,000,000
     FHLB                                                4.400%      04/23/2008       25,000,000         25,000,000
     FHLB                                                4.200%      06/17/2008       30,000,000         30,000,000
     FHLB                                                4.250%      06/18/2008       30,000,000         30,000,000
     FHLB                                                5.125%      06/18/2008       30,000,000         30,139,188
     FHLB                                                2.850%      07/07/2008       35,000,000         35,000,000
     FHLB                                                2.700%      08/15/2008       35,000,000         35,005,231
     FHLB                                                4.500%      11/06/2008       20,000,000         20,000,000
     FHLB                                                3.625%      11/14/2008       25,000,000         25,207,241
     FHLB(1)                                             2.846%      12/01/2008       50,000,000         50,000,000
     FHLB                                                3.750%      01/16/2009       25,000,000         25,000,000
     FHLB                                                2.830%      03/03/2009       25,000,000         25,000,000
     FHLB                                                2.350%      03/25/2009       16,000,000         16,000,000
                                                                                                    ---------------
                                                                                                        387,351,660
     FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTE (31.2%)
     FHLB(2)                                             2.133%      04/18/2008       50,000,000         49,949,708
     FHLB(2)                                             4.502%      04/21/2008       25,000,000         24,938,889
     FHLB(2)                                             2.861%      04/30/2008       40,000,000         39,908,489
     FHLB(2)                                             3.291%      05/09/2008       66,375,000         66,147,296
     FHLB(2)                                             1.875%      05/14/2008       25,000,000         24,944,160
     FHLB(2)                                             4.164%      05/21/2008       30,000,000         29,829,583
     FHLB(2)                                             2.211%      06/04/2008       30,000,000         29,882,667
     FHLB(2)                                             2.059%      06/11/2008       30,000,000         29,878,708
     FHLB(2)                                             4.208%      06/23/2008       30,000,000         29,715,033
     FHLB(2)                                             2.496%      08/06/2008       26,280,000         26,051,470
     FHLB(2)                                             2.572%      08/22/2008       30,000,000         29,697,317
     FHLB(2)                                             2.079%      09/10/2008       30,000,000         29,721,900
                                                                                                    ---------------
                                                                                                        410,665,220
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - DISCOUNT NOTE (4.5%)
     FHLMC(2)                                            1.854%      05/05/2008       11,910,000         11,889,191
     FHLMC(2)                                            2.521%      06/30/2008       25,000,000         24,843,750
     FHLMC(2)                                            2.598%      07/28/2008       22,424,000         22,235,470
                                                                                                    ---------------
                                                                                                         58,968,411

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (1.1%)
     FHLMC                                               2.800%      02/12/2009    $  15,000,000    $    15,000,000
                                                                                                    ---------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTE (11.1%)
     FNMA(2)                                             4.182%      04/04/2008       25,000,000         24,991,396
     FNMA(2)                                             4.180%      05/28/2008       25,000,000         24,837,708
     FNMA(2)                                             1.921%      07/02/2008       32,509,000         32,350,320
     FNMA(2)                                             2.106%      08/01/2008       20,000,000         19,858,344
     FNMA(2)                                             4.892%      08/29/2008       30,000,000         29,417,000
     FNMA(2)                                             2.123%      09/24/2008       14,104,000         13,959,199
                                                                                                    ---------------
                                                                                                        145,413,967

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,017,399,258)                                         1,017,399,258
                                                                                                    ---------------

     SHORT-TERM INVESTMENTS (22.6%)
     BANK OF AMERICA REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value
     $265,015,826 collateralized by U.S. Government
     Agency Securities)(3)                               2.150%      04/01/2008      265,000,000        265,000,000
     STATE STREET REPURCHASE AGREEMENT
     DATED 03/31/2008 (Repurchase value $32,748,765
     collateralized by U.S. Government Agency
     Securities)(3)                                      1.940%      04/01/2008       32,747,000         32,747,000
                                                                                                    ---------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $297,747,000)                                        297,747,000
                                                                                                    ---------------

     TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $1,315,146,258)(4)                                    1,315,146,258
     TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                           1,534,671
                                                                                                    ---------------
     TOTAL NET ASSETS (100.0%)                                                                      $ 1,316,680,929
                                                                                                    ===============

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.
(2) RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(3)  SEE NOTE 14 FOR COLLATERAL INFORMATION.
(4)  SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
     PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                             INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (97.2%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.2%)
      High Yield Bond                                                         19.9%           405,716       $  4,077,444
      Intermediate Fixed-Income                                               20.4%           399,160          4,175,210
      Mortgage Securities                                                     25.8%           418,551          5,277,931
      Short-Intermediate Fixed-Income                                         21.2%           406,200          4,326,033
      U.S. Government Money                                                    9.9%         2,015,497          2,015,497
                                                                                                            ------------
                                                                                                              19,872,115

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,949,122)                                                19,872,115
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
      DESCRIPTION                                             RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (2.2%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008  (Repurchase value $444,024
      collateralized by U.S. Government Agency
      Securities)(1)                                          1.940%     04/01/2008     $     444,000            444,000
                                                                                                            ------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $444,000)                                                    444,000
                                                                                                            ------------

      TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $21,393,122)(2)                                              20,316,115
      TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)                                                                 117,581
                                                                                                            ------------
      TOTAL NET ASSETS (100.0%)                                                                             $ 20,433,696
                                                                                                            ============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                         INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (98.6%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.6%)
      Growth                                                                   7.3%           123,938       $  3,001,779
      High Yield Bond                                                         12.9%           529,528          5,321,757
      Intermediate Fixed-Income                                               16.6%           653,653          6,837,211
      International Equity                                                     9.9%           193,976          4,094,831
      Mortgage Securities                                                     15.4%           501,989          6,330,081
      Short-Intermediate Fixed-Income                                         14.9%           578,262          6,158,495
      Small to Mid Cap                                                         3.9%            57,562          1,625,543
      Strategic Alternatives                                                   7.3%           247,960          2,997,839
      Value                                                                    7.3%           143,080          2,996,092
      U.S. Government Money                                                    3.1%         1,300,000          1,300,000
                                                                                                            ------------
                                                                                                              40,663,628

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,553,396)                                                40,663,628
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
      DESCRIPTION                                             RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (1.3%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008  (Repurchase value $527,028
      collateralized by U.S. Government Agency
      Securities)(1)                                          1.940%     04/01/2008     $     527,000            527,000
                                                                                                            ------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $527,000)                                                    527,000
                                                                                                            ------------

      TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $41,080,396)(2)                                              41,190,628
      TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  34,893
                                                                                                            ------------
      TOTAL NET ASSETS (100.0%)                                                                             $ 41,225,521
                                                                                                            ============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                            BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (96.4%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.4%)
      Growth                                                                  12.0%           602,506       $ 14,592,693
      High Yield Bond                                                          9.6%         1,168,287         11,741,287
      Intermediate Fixed-Income                                               10.0%         1,166,651         12,203,171
      International Equity                                                    16.6%           957,639         20,215,754
      Mortgage Securities                                                      9.4%           905,645         11,420,181
      Short-Intermediate Fixed-Income                                          9.1%         1,038,795         11,063,172
      Small to Mid Cap                                                         5.8%           249,044          7,033,008
      Strategic Alternatives                                                   7.2%           731,917          8,848,876
      Value                                                                   11.8%           687,662         14,399,652
      U.S. Government Money                                                    4.9%         6,000,232          6,000,232
                                                                                                            ------------
                                                                                                             117,518,026

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $114,372,436)                                              117,518,026
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
      DESCRIPTION                                             RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (3.5%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008  (Repurchase value $4,275,230
      collateralized by U.S. Government Agency
      Securities) (1)                                         1.940%     04/01/2008     $   4,275,000          4,275,000
                                                                                                           -------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,275,000)                                                4,275,000
                                                                                                           -------------

      TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $118,647,436) (2)                                           121,793,026
      TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  80,061
                                                                                                           -------------
      TOTAL NET ASSETS (100.0%)                                                                             $121,873,087
                                                                                                           =============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                        GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (99.7%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.7%)
      Growth                                                                  14.9%           941,009       $ 22,791,232
      High Yield Bond                                                          7.3%         1,111,297         11,168,536
      Intermediate Fixed-Income                                                7.5%         1,092,862         11,431,335
      International Equity                                                    21.0%         1,529,347         32,284,520
      Mortgage Securities                                                      6.2%           759,947          9,582,934
      Short-Intermediate Fixed-Income                                          9.7%         1,395,281         14,859,739
      Small to Mid Cap                                                         7.4%           399,724         11,288,206
      Strategic Alternatives                                                   7.7%           981,956         11,871,846
      Value                                                                   14.5%         1,058,937         22,174,150
      U.S. Government Money                                                    3.5%         5,400,000          5,400,000
                                                                                                            ------------
                                                                                                             152,852,498

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $145,836,125)                                              152,852,498
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY         PRINCIPAL
                                                              RATE           DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (0.2%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008 (Repurchase value $367,020
      collateralized by U.S. Government Agency
      Securities)(1)                                          1.940%     04/01/2008     $     367,000            367,000
                                                                                                            ------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $367,000)                                                    367,000
                                                                                                            ------------

      TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $146,203,125)(2)                                            153,219,498
      TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                 172,150
                                                                                                            ------------
      TOTAL NET ASSETS (100.0%)                                                                             $153,391,648
                                                                                                            ============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                             GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (97.3%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.3%)
      Growth                                                                  19.2%         1,137,348       $ 27,546,577
      High Yield Bond                                                          5.5%           793,716          7,976,846
      Intermediate Fixed-Income                                                0.7%           100,433          1,050,531
      International Equity                                                    27.9%         1,896,241         40,029,654
      Mortgage Securities                                                      4.7%           531,174          6,698,102
      Short-Intermediate Fixed-Income                                          3.1%           420,562          4,478,987
      Small to Mid Cap                                                         9.5%           484,673         13,687,164
      Strategic Alternatives                                                   7.3%           871,969         10,542,107
      Value                                                                   18.9%         1,295,326         27,124,132
      U.S. Government Money                                                    0.5%           650,000            650,000
                                                                                                            ------------
                                                                                                             139,784,100

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $128,165,133)                                              139,784,100
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY         PRINCIPAL
                                                              RATE           DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (2.5%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008 (Repurchase value $ 3,674,198
      collateralized by U.S. Government Agency
      Securities)(1)                                          1.940%     04/01/2008     $   3,674,000          3,674,000
                                                                                                            ------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,674,000)                                                3,674,000
                                                                                                            ------------

      TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $131,839,133)(2)                                            143,458,100
      TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                 252,895
                                                                                                            ------------
      TOTAL NET ASSETS (100.0%)                                                                             $143,710,995
                                                                                                            ============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                        AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION                                                         ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
      INVESTMENT COMPANIES (98.6%)
      ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.6%)
      Growth                                                                  25.4%           730,511       $ 17,692,971
      International Equity                                                    28.9%           953,103         20,119,998
      Small to Mid Cap                                                        12.0%           296,196          8,364,579
      Strategic Alternatives                                                   7.3%           421,878          5,100,506
      Value                                                                   25.0%           831,776         17,417,393
      U.S. Government Money                                                    0.0%                34                 34
                                                                                                            ------------
                                                                                                              68,695,481

      TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $61,900,205)                                                68,695,481
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY         PRINCIPAL
                                                              RATE           DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS (1.3%)
      STATE STREET REPURCHASE AGREEMENT
      DATED 03/31/2008 ( Repurchase value $899,048
      collateralized by U.S. Government Agency
      Securities) (1)                                         1.940%     04/01/2008     $     899,000            899,000
                                                                                                            ------------

      TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $899,000)                                                    899,000
                                                                                                            ------------

      TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $62,799,205)(2)                                              69,594,481
      TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  53,915
                                                                                                            ------------
      TOTAL NET ASSETS (100.0%)                                                                             $ 69,648,396
                                                                                                            ============

(1)   SEE NOTE 14 FOR COLLATERAL INFORMATION.
(2)   SEE NOTE 16 FOR IMPORTANT TAX INFORMATION.
      PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                          NOTES to Form N-Q (Unaudited)
                      For the period ending March 31, 2008

1. ORGANIZATION
      Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds and 2 non-diversified (individually, a "Fund", and collectively, the "Funds"). This report covers the following twelve Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), U.S. Government Money Fund (the "Money Fund"), Total Return Fund and Strategic Alternatives Fund; and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities, Limited Duration Fund, U.S. Government Fund, Total Return and the Strategic Alternatives) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares, and C Class Shares. The Limited Duration Fund, Total Return Fund and the Strategic Alternatives Fund each offer one class of shares. The U.S. Government Fund offers a fifth class of shares, the Institutional Class Shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that
(i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION
      Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.
      The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed-income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including a qualified broker quote, when such prices are believed by Accessor Capital Management or the appropriate Money Manager to reflect the fair market value of such securities. To the extent that such fixed-income securities do not trade each day and last sale or bid prices are not available, the Board of Directors has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds may be valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds, Total Return Fund or Strategic Alternatives Fund in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund with the exception of exchange traded open-end investment companies which are priced as equity securities as stated above.
      An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant event subsequent to the market close. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on

U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark Index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided. During the period covered by this report, certain of the fixed-income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds' portfolios were priced using the fair value procedures than in prior periods. At March 31, 2008, $4,769,152 or 6.1% of the net assets of the Intermediate Fixed-Income Fund and $3,807,891 or 6.4% of the net assets of the Short-Intermediate Fixed-Income Fund were fair valued, which incorporated use of broker quotes. Information relating to fair valued securities held at March 31, 2008, is detailed in the Schedules, as applicable.

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME
      Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS
      The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund, Total Return Fund, Strategic Alternatives Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.
      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK
      The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS
      The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
      The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS
      The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility if the currency exposure associated with an investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

9. FORWARD COMMITMENTS
      The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

10. COLLATERALIZED DEBT OBLIGATIONS
      The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

11. STRIPPED MORTGAGE-BACKED SECURITIES
      Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

12. REVERSE REPURCHASE AGREEMENTS
      A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

13. SECURITIES SOLD SHORT
      As consistent with Small to Mid Cap's objectives, the Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the close of a short sale.
      Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

14. REPURCHASE AGREEMENTS
      The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

                                                   COLLATERAL
                            ISSUER OF
                           REPURCHASE                                     INTEREST     MATURITY        MARKET
         FUND               AGREEMENT        ISSUER(S)         PAR          RATE         DATE           VALUE
----------------------------------------------------------------------------------------------------------------
Growth                  State Street Bank      FHLMC       $    930,000    3.375%      3/5/2010      $   933,488
Value                   State Street Bank      FHLMC          2,580,000    3.375%      3/5/2010        2,589,675
Small to Mid Cap        State Street Bank      FHLMC          5,175,000    3.375%      3/5/2010        5,194,406
International Equity    State Street Bank      FHLMC            765,000    3.375%      3/5/2010          767,869
High Yield Bond         State Street Bank      FHLMC            425,000    3.375%      3/5/2010          426,594
Intermediate Fixed-
   Income               State Street Bank      FHLMC          2,235,000    3.375%      3/5/2010        2,243,381
Short-Intermediate
   Fixed-Income         State Street Bank      FHLMC          1,425,000    3.375%      3/5/2010        1,430,344
Mortgage Securities     State Street Bank      FHLMC         30,460,000    3.375%      3/5/2010       30,574,225
Limited Duration
   U.S. Government      State Street Bank      FHLMC          8,080,000    3.375%      3/5/2010        8,110,300
U.S. Government
   Money                State Street Bank      FHLMC         33,655,000    0.000%      8/4/2008       33,402,588
                                                                            2.55%-    9/12/2008-
                         Bank of America       FHLB         269,680,000     2.62%      3/5/2009      270,572,712
Total Return            State Street Bank      FHLMC          9,275,000    3.375%      3/5/2010        9,309,781
Strategic Alternatives  State Street Bank      FHLMC         10,555,000    3.375%      3/5/2010       10,594,581

                                                   COLLATERAL
                            ISSUER OF
                           REPURCHASE                                     INTEREST     MATURITY        MARKET
         FUND               AGREEMENT        ISSUER(S)         PAR          RATE         DATE           VALUE
----------------------------------------------------------------------------------------------------------------
Income Allocation       State Street Bank      FHLMC         $  455,000    3.375%      3/5/2010       $  456,706
Income & Growth
   Allocation           State Street Bank      FHLMC            540,000    3.375%      3/5/2010          542,025
Balanced Allocation     State Street Bank      FHLMC          4,345,000    3.375%      3/5/2010        4,361,294
Growth & Income
   Allocation           State Street Bank      FHLMC            375,000    3.375%      3/5/2010          376,406
Growth Allocation       State Street Bank      FHLMC          3,735,000    3.375%      3/5/2010        3,749,006
Aggressive Growth
   Allocation           State Street Bank      FHLMC            915,000    3.375%      3/5/2010          918,431

15. ILLIQUID OR RESTRICTED SECURITIES
      The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at March 31, 2008, is detailed in the Schedules of Investments, as applicable.

16. TAX COST
      The identified cost for federal income tax purposes of investments owned by each Fund, excluding TBAs, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at March 31, 2008 were as follows:

                                                         GROSS                GROSS               NET UNREALIZED
                               IDENTIFIED             UNREALIZED            UNREALIZED             APPRECIATION
                                  COST               APPRECIATION         (DEPRECIATION)          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
Growth                        $ 130,239,335          $  6,029,975        $  (4,293,892)           $   1,736,083
Value                           127,534,106             6,145,302          (10,966,733)              (4,821,431)
Small to Mid Cap                293,104,101            49,645,581          (47,406,764)               2,238,817
International Equity            228,449,627            23,239,362          (31,752,161)              (8,512,799)
High Yield Bond                  72,710,314               537,835           (2,554,009)              (2,016,174)
Intermediate Fixed-Income        84,547,506             1,245,647           (8,156,014)              (6,910,367)
Short-Intermediate
   Fixed-Income                  65,113,867               817,745           (7,806,961)              (6,989,216)
Mortgage Securities             127,545,917             1,317,382             (944,230)                 373,152
Limited Duration U.S.
   Government                    61,858,550             1,261,463               (5,227)               1,256,236
Total Return                     70,619,747               342,071           (4,217,902)              (3,875,831)
Strategic Alternatives           72,885,541               923,542             (491,907)                 431,635

                                                         GROSS                GROSS               NET UNREALIZED
                               IDENTIFIED             UNREALIZED            UNREALIZED             APPRECIATION
                                  COST               APPRECIATION         (DEPRECIATION)          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
ACCESSOR ALLOCATION FUND
Income Allocation              $ 21,393,122          $    120,204        $  (1,197,211)           $  (1,077,007)
Income & Growth
   Allocation                    40,928,845             2,474,300           (2,212,517)                 261,783
Balanced Allocation             118,636,776             9,201,937           (6,045,687)               3,156,250
Growth & Income
   Allocation                   146,189,751            14,959,715           (7,929,968)               7,029,747
Growth Allocation               131,839,133            16,984,538           (5,365,571)              11,618,967
Aggressive Growth
   Allocation                    62,783,132             9,095,650           (2,284,301)               6,811,349

17. AFFILIATED COMPANIES
      Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following represents the activity for the quarter end March 31, 2008:

                                     PURCHASE         SALES          DIVIDEND         VALUE           VALUE
                                       COST           COST            INCOME         3/31/08         12/31/07
---------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

High Yield Bond                    $    650,000    $         --    $     62,973    $  4,077,444    $  3,564,456
Intermediate Fixed-Income                    --              --          55,404       4,175,210       4,334,874
Mortgage Securities                   1,800,000         300,000          46,251       5,277,931       3,723,132
Short-Intermediate Fixed-Income              --              --          58,587       4,326,033       4,549,443
U.S. Government Money                 4,600,000       3,650,000          15,479       2,015,497       1,065,497
                                   ----------------------------------------------------------------------------
TOTAL                              $  7,050,000    $  3,950,000    $    238,694    $ 19,872,115    $ 17,237,402

---------------------------------------------------------------------------------------------------------------

ACCESSOR INCOME & GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $    550,000    $      1,257    $  3,001,779    $  4,021,305
High Yield Bond                              --         200,000          94,152       5,321,757       5,734,801
Intermediate Fixed-Income                    --              --          90,728       6,837,211       7,098,672
International Equity                         --         800,000              --       4,094,831       5,569,033
Mortgage Securities                     400,000              --          58,859       6,330,081       5,842,595
Short-Intermediate Fixed-Income              --         100,000          84,301       6,158,495       6,580,147
Small to Mid Cap                        150,000              --              --       1,625,543       1,625,668
Value                                        --         200,000          14,359       2,996,092       3,623,890
Strategic Alternatives                2,980,000              --           8,090       2,997,839             n/a
U.S. Government Money                 1,301,346         438,524           2,718       1,300,000         437,177
                                   ----------------------------------------------------------------------------
TOTAL                              $  4,831,346    $  2,288,524    $    354,464    $ 40,663,628    $ 40,533,288

---------------------------------------------------------------------------------------------------------------

                                     PURCHASE          SALES         DIVIDEND          VALUE           VALUE
                                       COST            COST           INCOME          3/31/08        12/31/07
---------------------------------------------------------------------------------------------------------------
ACCESSOR BALANCED ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $  3,200,000    $      6,109    $ 14,592,693    $ 19,986,466
High Yield Bond                              --         500,000         208,396      11,741,287      12,713,240
Intermediate Fixed-Income                    --              --         161,932      12,203,171      12,669,831
International Equity                         --       1,075,000              --      20,215,754      24,161,775
Mortgage Securities                   1,625,000              --         102,758      11,420,181       9,653,411
Short-Intermediate Fixed-Income              --              --         149,827      11,063,172      11,634,509
Small to Mid Cap                             --       1,200,000              --       7,033,008       9,004,526
Value                                        --       2,200,000          69,012      14,399,652      18,757,146
Strategic Alternative                 8,775,000              --          23,881       8,848,876             n/a
U.S. Government Money                 7,500,000       3,000,000          24,691       6,000,232       1,500,232
                                   ----------------------------------------------------------------------------
TOTAL                              $ 17,900,000    $ 11,175,000    $    746,606    $117,518,026    $120,081,136

---------------------------------------------------------------------------------------------------------------

ACCESSOR GROWTH & INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $  4,600,000    $      9,542    $ 22,791,232    $ 30,930,649
High Yield Bond                              --              --         192,803      11,168,536      11,601,942
Intermediate Fixed-Income                    --              --         151,690      11,431,335      11,868,480
International Equity                         --       3,350,000              --      32,284,520      40,483,560
Mortgage Securities                   3,250,000              --          77,201       9,582,934       6,244,451
Short-Intermediate Fixed-Income              --              --         201,243      14,859,739      15,627,143
Small to Mid Cap                             --       1,800,000              --      11,288,206      14,326,419
Value                                        --       2,700,000         106,272      22,174,150      28,220,090
Strategic Alternatives               11,760,000              --          32,039      11,871,846             n/a
U.S. Government Money                13,406,147       8,026,962          13,417       5,400,000          20,815
                                   ----------------------------------------------------------------------------
TOTAL                              $ 28,416,147    $ 20,476,962    $    784,207    $152,852,498    $159,323,549

---------------------------------------------------------------------------------------------------------------

ACCESSOR GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $         --    $     11,533    $ 27,546,577    $ 37,339,394
High Yield Bond                              --              --         137,705       7,976,846       8,286,395
Intermediate Fixed-Income                    --              --          13,940       1,050,531       1,090,704
International Equity                         --              --              --      40,029,654      47,350,902
Mortgage Securities                   2,900,000              --          54,236       6,698,102       3,754,401
Short-Intermediate Fixed-Income               -              --          60,658       4,478,987       4,710,296
Small to Mid Cap                              -              --              --      13,687,164      16,473,627
Value                                         -              --         129,995      27,124,132      33,899,321
Strategic Alternatives               10,445,000              --          28,451      10,542,107             n/a
U.S. Government Money                 8,203,727       7,553,727           5,668         650,000             n/a
                                   ----------------------------------------------------------------------------
TOTAL                              $ 21,548,727    $  7,553,727    $    442,186    $139,784,100    $152,905,040

---------------------------------------------------------------------------------------------------------------

                                     PURCHASE         SALES          DIVIDEND         VALUE           VALUE
                                       COST           COST            INCOME         3/31/08         12/31/07
---------------------------------------------------------------------------------------------------------------
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $  2,650,000    $  3,350,000    $      7,407    $ 17,692,971    $ 20,884,255
International Equity                         --       5,450,000              --      20,119,998      29,130,294
Small to Mid Cap                             --         350,000              --       8,364,579       9,575,478
Value                                 2,000,000       1,500,000          83,475      17,417,393      19,287,628
Strategic Alternatives                5,070,000              --          13,765       5,100,506             n/a
U.S. Government Money                        --              --              --              34              34
                                   ----------------------------------------------------------------------------
TOTAL                              $  9,720,000    $ 10,650,000    $    104,647    $ 68,695,481    $ 78,877,689

---------------------------------------------------------------------------------------------------------------

18. ACCOUNTING PRONOUNCEMENTS
      In July 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has completed evaluating the impact of the adoption of FIN 48; which will result in having no effect on the Funds' net assets, results of operations and financial statement disclosures. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds file income tax returns in the U.S. federal jurisdiction. No federal income tax returns are currently under examination. The statute of limitations on the Funds' federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.
      The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      o     Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

GROWTH FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    ----------------    ---------------
Level 1 - Quoted Prices                          $    131,975,418                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $    131,975,418                n/a
                                                 ================    ===============

VALUE FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    ----------------    ---------------
Level 1 - Quoted Prices                          $    122,712,675                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $    122,712,675                n/a
                                                 ================    ===============

SMALL TO MID CAP FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    ----------------    ---------------
Level 1 - Quoted Prices                          $    286,724,565    $   (46,737,926)
Level 2 - Other Significant Observable Inputs                  --                 --
Level 3 - Significant Unobservable Inputs                      --                 --
                                                 ----------------    ---------------
                  TOTAL                          $    286,724,565    $   (46,737,926)
                                                 ================    ===============

INTERNATIONAL EQUITY FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    ----------------    ---------------
Level 1 - Quoted Prices                          $    219,936,828    $        (3,658)
Level 2 - Other Significant Observable Inputs                  --                 --
Level 3 - Significant Unobservable Inputs                      --                 --
                                                 ----------------    ---------------
                  TOTAL                          $    219,936,828             (3,658)
                                                 ================    ===============

TOTAL RETURN FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    ----------------    ---------------
Level 1 - Quoted Prices                          $     66,743,916                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     66,743,916                n/a
                                                 ================    ===============

STRATEGIC ALTERNATIVES FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $     57,698,966                n/a
Level 2 - Other Significant Observable Inputs          15,618,210                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     73,317,176                n/a
                                                 ================    ===============

HIGH YIELD FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $        418,000                n/a
Level 2 - Other Significant Observable Inputs          70,276,140                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     70,694,140                n/a
                                                 ================    ===============

INTERMEDIATE FIXED-INCOME FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $      2,197,000                n/a
Level 2 - Other Significant Observable Inputs          73,102,016                n/a
Level 3 - Significant Unobservable Inputs               2,330,730                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     77,629,746                n/a
                                                 ================    ===============

SHORT-INTERMEDIATE FIXED-INCOME

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $      1,401,000                n/a
Level 2 - Other Significant Observable Inputs          54,043,213                n/a
Level 3 - Significant Unobservable Inputs               2,680,438                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     58,124,651                n/a
                                                 ================    ===============

MORTGAGE SECURITIES FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $     29,971,000    $      (153,865)
Level 2 - Other Significant Observable Inputs          48,001,967         40,495,592
Level 3 - Significant Unobservable Inputs                      --                 --
                                                 ----------------    ---------------
                  TOTAL                          $     77,972,967    $    40,341,727
                                                 ================    ===============

U.S. GOVERNMENT MONEY FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $    297,747,000                n/a
Level 2 - Other Significant Observable Inputs       1,017,399,258                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $  1,315,146,258                n/a
                                                 ================    ===============

LIMITED DURATION U.S. GOVERNMENT FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $      7,950,000                n/a
Level 2 - Other Significant Observable Inputs          55,164,786                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     63,114,786                n/a
                                                 ================    ===============

AGGRESSIVE GROWTH ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $     69,594,481                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     69,594,481                n/a
                                                 ================    ===============

GROWTH ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $    143,458,100                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $    143,458,100                n/a
                                                 ================    ===============

GROWTH & INCOME ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $    153,219,498                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $    153,219,498                n/a
                                                 ================    ===============

BALANCED ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $    121,793,026                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $    121,793,026                n/a
                                                 ================    ===============

INCOME & GROWTH ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $     41,190,628                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     41,190,628                n/a
                                                 ================    ===============

INCOME ALLOCATION FUND

                                                  INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES         INSTRUMENTS*
---------------------------------------------    -----------------------------------
Level 1 - Quoted Prices                          $     20,316,115                n/a
Level 2 - Other Significant Observable Inputs                  --                n/a
Level 3 - Significant Unobservable Inputs                      --                n/a
                                                 ----------------    ---------------
                  TOTAL                          $     20,316,115                n/a
                                                 ================    ===============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as short sales, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

INTERMEDIATE FIXED-INCOME FUND

                                                   INVESTMENTS
                                                  IN SECURITIES
                                                 ----------------

Beginning Balance as of 12/31/07                 $             --
Accrued discounts/premiums                                     --
Realized gain/(loss)                                           --
Change in unrealized appreciation/(depreciation)               --
Net purchase/sales                                             --
Net transfers in/and or out of Level 3                  2,330,730
                                                 ----------------
ENDING BALANCE AS OF 3/31/08                     $      2,330,730
                                                 ================

SHORT-INTERMEDIATE FIXED-INCOME FUND

                                                   INVESTMENTS
                                                  IN SECURITIES
                                                 ----------------

Beginning Balance as of 12/31/07                 $             --
Accrued discounts/premiums                                     --
Realized gain/(loss)                                           --
Change in unrealized appreciation/(depreciation)               --
Net purchase/sales                                             --
Net transfers in/and or out of Level 3                  2,680,438
                                                 ----------------
ENDING BALANCE AS OF 3/31/08                     $      2,680,438
                                                 ================

      In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Accessor Funds, Inc.

By (Signature and Title)*                /s/ J. Anthony Whatley III
                                         --------------------------
                                         J. Anthony Whatley III, President

Date May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ J. Anthony Whatley III
                                         --------------------------
                                         J. Anthony Whatley III, President

Date May 28, 2008

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         ---------------------
                                         Eric Kleinschmidt, Treasurer

Date May 28, 2008

*   Print the name and title of each signing officer under his or her signature.